UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03946

UBS Managed Municipal Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2007

Item 1.	Reports to Stockholders.

UBS RMA

Money Market Portfolio

U.S. Government Portfolio

Tax-Free Fund

California Municipal Money Fund

New York Municipal Money Fund

New Jersey Municipal Money Fund

Semiannual Report

December 31, 2007

UBS RMA

February 15, 2008

Dear shareholder,

We present you with the semiannual report for UBS RMA Money Market Portfolio; UBS RMA U.S. Government Portfolio; UBS RMA Tax-Free Fund Inc.; UBS RMA California Municipal Money Fund; UBS RMA New York Municipal Money Fund; and UBS RMA New Jersey Municipal Money Fund, for the six months ended December 31, 2007.

Performance

As of December 31, 2007, the Funds’ seven-day current yields were:

• UBS RMA Money Market Portfolio: 4.07%;

• UBS RMA U.S. Government Portfolio: 3.10%;

• UBS RMA Tax-Free Fund Inc.: 2.83%;

• UBS RMA California Municipal Money Fund: 2.65%;

• UBS RMA New York Municipal Money Fund: 2.71%;

• UBS RMA New Jersey Municipal Money Fund: 2.34%.

(For more on the Funds’ performance, refer to “Performance and portfolio characteristics at a glance” beginning on page 9.)

An Interview with the Portfolio Managers

Q.	Can you describe the economic environment during the reporting period?
A.	While it was fairly resilient during much of the reporting period, the US economy weakened toward the end of 2007. A variety of factors caused the economy to stumble, including

UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio

Investment goal (both Portfolios):

Maximum current income consistent with preservation of capital and liquidity

Portfolio Managers (both Portfolios):

Michael H. Markowitz

Robert Sabatino

UBS Global Asset Management (Americas) Inc.

Commencement (both Portfolios):

October 4, 1982

Dividend payment (both Portfolios):

Monthly

UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund, UBS RMA New Jersey Municipal Money Fund

Investment goal (all four Funds):

Maximum current income exempt from federal and/or a specific state’s personal income taxes consistent with preservation of capital and liquidity

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the ongoing troubles in the housing market and tepid business spending.

The economy was boosted by improving manufacturing activity during the second quarter of 2007, when gross domestic product (“GDP”) growth was a solid 3.8%. The Commerce Department then reported that third quarter GDP growth was 4.9%, due, in part, to strong consumer spending and increased exports. However, advance growth rate estimates for fourth quarter GDP fell back to the first quarter level, just 0.6%. The combined effects of the weak housing market, issues related to subprime mortgages and tighter credit conditions negatively impacted the overall economy.

Q.	How did the Federal Reserve Board (the “Fed”) react in this economic environment?
A.	Fed Chairman Ben Bernanke initially indicated that the issues related to the subprime mortgage market would probably not impact the overall economy. However, as the problems and fallout from subprime mortgages escalated, the Fed became more concerned about these issues. As credit concerns mounted, the Fed provided greater amounts of liquidity to the market in order to facilitate normal market operations. In mid-August, the Fed lowered the discount rate—the rate the Fed uses for loans it makes directly to banks. Then, in mid-September, the Fed continued to take action by reducing the federal funds rate from 5.25% to 4.75%. (The federal funds rate, or “fed funds” rate, is the rate that banks charge one another for funds they borrow on an overnight basis.) This was the first reduction in the fed funds rate since June 2003.

The Fed again lowered rates in October and December 2007, bringing the fed funds rate to 4.25% by the end of the year. In January 2008, after the reporting period had ended, the Fed cut the rate twice within nine days. On January 22nd it reduced the rate by 0.75%. This was followed by another 0.50% cut on January 30th, bringing the fed funds rate to 3.00%, the lowest level since May 2005. In its statement released in conjunction with the latest rate cut, the Fed stated:

Portfolio Managers (all four funds):

Elbridge T. Gerry III

Ryan Nugent

UBS Global Asset Management (Americas) Inc.

Commencement:

Tax-Free—October 4, 1982 California Municipal—November 7, 1988 New York Municipal—November 10, 1988 New Jersey Municipal—February 1, 1991

Dividend payment (all four Funds):

Monthly

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UBS RMA

“Financial markets remain under considerable stress, and credit has tightened further for some businesses and households. Moreover, recent information indicates a deepening of the housing contraction as well as some softening in labor markets.”

Q.	How were the UBS RMA Money Market and UBS RMA U.S. Government Portfolios positioned during the semiannual period?
A.	In the UBS RMA Money Market and the UBS RMA U.S. Government Portfolios, we employed a “barbell” strategy in which the maturities of securities in the Portfolios were concentrated at opposite ends of the short-term yield curve during much of the period. We continued to buy shorter-term securities, as we also sought to extend the Portfolios’ weighted average maturity with longer-term money market securities maturing within nine to 13 months.

Within the UBS RMA Money Market Portfolio, when the troubles surfaced in the credit market in mid-August, we sought to increase liquidity by purchasing more overnight securities. This reduced the Portfolio’s weighted average maturity during the remainder of the period. We also added more government agency securities to the UBS RMA Money Market Portfolio in October, further increasing liquidity. Overall, the barbell strategy was a positive contributor to performance.

Q.	During the reporting period, events in the subprime market had a dramatic impact on financial markets. Did the UBS RMA Money Market Portfolio have direct exposure to the subprime mortgage market or collateralized debt obligations?
A.	The UBS RMA Money Market Portfolio did not have any direct exposure to collateralized debt obligations or the subprime mortgage market. Direct exposure to the subprime mortgage market would result from owning asset-backed commercial paper programs that are solely invested in subprime mortgages. All of the asset-backed commercial paper, and indeed all of the commercial paper in which the Portfolio invests were, at the time of purchase (and continue to remain), rated in the highest (or “first tier”) ratings category (for example, A-1, P-1, or F-1) by at least two nationally recognized ratings services (e.g., Moody’s Investors Service, Standard and Poor’s*, or Fitch Ratings). All of the asset-backed commercial paper programs in which the Portfolio invests are sponsored by well-regarded, high-quality financial institutions. We continue to monitor the stresses in the fixed income markets closely, as well as the indirect risks to the Portfolio. In these uncertain times, we have attempted to manage the UBS RMA Money Market Portfolio conservatively.

*	Standard & Poor’s is a division of The McGraw-Hill Companies.

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UBS RMA

Q.	What are SIVs, and what distinguishes those held by the UBS RMA Money Market Portfolio?
A.	Structured investment vehicles, or SIVs, are funded with asset-backed commercial paper and capital notes. Assets in the pools underlying many SIVs are well diversified due to sector exposure limitations, and can include bank debt, corporate debt and longer-term asset-backed securities. Capital notes most often act as “program enhancement,” and are subordinate to asset-backed commercial paper and medium term notes. Our credit analysts have reviewed each of the current holdings in the Portfolio, and reaffirmed their belief that the holdings pose minimal credit risk. Our holdings in SIVs represented a small proportion of the UBS RMA Money Market Portfolio’s total holdings, and the SIVs purchased by the Portfolio are sponsored by large, well-diversified banks. We believe that large bank sponsors have the expertise, resources and reputations that should prove essential in the event the current liquidity issues persist. That is, capital notes would be expected to bear any SIV losses first, before other securities issued by SIVs. The UBS RMA Money Market Portfolio does not buy capital notes issued by SIVs.

Q.	How were the tax-exempt Funds positioned during the reporting period?
A.	In the tax-exempt Funds, we maintained weighted average maturities of up to ten days shorter than those of many of our peers during the reporting period. We allowed most of the Funds’ weighted average maturities to increase somewhat as the period progressed, as we believed that interest rates were likely to decrease.

In order to add yield and diversity to the Funds, we maintained an exposure to a range of money market instruments. At the beginning of the period, we focused on variable rate demand notes. Purchased at par, they pay monthly or quarterly interest based on a floating rate that is reset daily or weekly based on an index of short-term municipal rates.

During the period, the effects of turbulence in the subprime mortgage market and elsewhere began impacting several of the bond insurers that back many variable rate demand notes. (Bond insurers offer financial guaranty insurance policies, which guarantee that the insurer will make the scheduled principal and interest payments on time and in full if the issuer cannot.) Several of these insurers were downgraded or placed on “credit watch” by the major rating agencies, including Fitch Ratings, Moody’s Investors Service, and Standard & Poor’s during the period. As a result, we sought to lessen exposure to securities related to certain of those insurers to the extent that we believed it was practicable to do so. Instead, we focused on two kinds of higher-quality issues. First, those backed by bond insurer Financial Security Assurance

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UBS RMA

(FSA), the only insurer to have its AAA rating affirmed, and deemed to have a stable outlook from all three rating agencies. The second kind are those securities in which the underlying issuer’s credit quality was sufficient even without any insurance overlay.

We found tax-free money market securities issued by some structured programs attractive in the market that prevailed during the reporting period. Securities of this kind are created when a sponsor places long-term municipal bonds in a trust. Next, the structure is further enhanced, usually through the addition of a demand feature of some sort related to notes issued by the trust itself. The trust issues short-term securities, and the notes are purchased at par and pay interest periodically based on a floating rate that resets from time to time. We believe that many of these programs were more flexible in adjusting to market challenges, and owning these securities benefited performance during the reporting period.

Q.	What factors do you believe will affect the Portfolios over the coming months?
A.	We see increasing signs that the crises in the subprime and housing markets are starting to cast a larger shadow on various industries and the consumer, raising the specter of recession. We will continue to monitor the factors likely to play a role in the Fed’s future decisions on interest rates, including inflation and the overall strength of the economy. We also plan to remain alert to changes in the risk premium (the return over the hypothetical risk-free rate) associated with short-term securities, as well as the effects of subprime lending on the rest of the economy.

Special note regarding the tax-exempt funds :

• UBS RMA Tax-Free Fund Inc.

• UBS RMA California Municipal Money Fund

• UBS RMA New York Municipal Money Fund

• UBS RMA New Jersey Municipal Money Fund

After the close of the reporting period, the funds began investing, to a limited extent, in other securities as noted below.

Exercising ability to invest in AMT municipal and taxable securities

As fund managers have winnowed their exposures to insured municipal money market issues most vulnerable to downgrades, the available supply of suitable investment opportunities has diminished. As a result, UBS Global Asset Management has determined that it is in the best interests of shareholders for the tax-exempt Funds to make temporary, limited investments of appropriate credit quality within the AMT municipal and taxable securities universes, to the extent allowable by the funds’ offering

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UBS RMA

documents and as believed prudent or appropriate(1). (“AMT” municipal universe means securities subject to the Alternative Minimum Tax.)

By doing so, the funds will continue to pursue competitive yields for investors, while seeking to adhere to high credit-quality constraints. However, UBS Global Asset Management does not intend to emphasize yield at the expense of credit quality. Thus, the tax-exempt funds’ yields may be lower in comparison to those of funds investing in securities that we think are less suitable for our portfolios.

Furthermore, as a result of these investments, a portion of the funds’ yields may not be as tax advantaged as ordinary municipal money market investments. However, we think that the higher yield paid on the taxable or AMT municipal investments should at least partially offset any lost tax advantage. Of course, we will continue to manage the funds so that the tax characteristics of the underlying securities are passed through to the shareholders to the extent allowed.

We intend to maintain a defensive posture by investing in AMT municipal securities(2) as well as taxable securities, on occasion, for as long as these unusual market conditions persist. However, we do not intend to invest in these securities to achieve any of the above goals at the expense of suitable tax-free investments deemed to be of appropriate credit quality for the Funds’ portfolios.

Potential tax consequences for shareholders

The tax consequences of investing in the AMT municipal and taxable securities universes vary based on the type of security purchased, the period of time during which it is held, and the portion of the portfolio invested. It is our intention to first invest, to the extent possible, in those opportunities that represent minimal tax implications to investors.

Generally speaking, if a municipal money market fund invests in instruments that generate taxable income, only the portion of a fund dividend attributable to interest earned on such taxable securities thereafter will be taxable to its shareholders as ordinary income. Of course, the actual tax consequences carried through to the investor will vary based on each investor’s individual circumstances(3).

(1)	More specific information pertaining to these investments is contained in the Funds’ current prospectus and Statement of Additional Information.
(2)	Please note that UBS RMA New Jersey Municipal Money Fund can invest up to 20% in AMT municipal securities under even normal conditions.
(3)

UBS Global Asset Management is not a tax advisor. The Funds’ prospectus and Statement of Additional Information contain further information regarding taxes. Investors should consult with their tax advisors to discuss their individual circumstances.

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UBS RMA

Please note that as of February 13, 2008, well over 90% of each of the tax-exempt funds continued to be invested in tax-exempt securities. Limited investments in taxable securities represented a relatively small portion of each fund as of that date. The amount that any given fund may invest in taxable securities on any given day, if any, may fluctuate depending on a variety of factors, including supply and demand in the municipal markets and credit rating agency actions.

We thank you for your continued support, and welcome any comments or questions you may have. For additional information on the UBS Funds,** please contact your financial advisor, or visit us at www.ubs.com/globalam-us.

Sincerely,

Kai R. Sotorp

President

UBS RMA Money Fund Inc.

(UBS RMA Money Market Portfolio
and UBS RMA U.S. Government Portfolio)

UBS RMA Tax-Free Fund Inc.

UBS Managed Municipal Trust

(UBS RMA California Municipal Money Fund
and UBS RMA New York Municipal Money Fund)

UBS Municipal Money Market Series

(UBS RMA New Jersey Municipal Money Fund)

Head of the Americas

UBS Global Asset Management (Americas) Inc.

Elbridge T. Gerry III

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Managing Director

UBS Global Asset Management (Americas) Inc.

** Mutual funds are sold by prospectus only. You should read it carefully and consider a fund’s investment objectives, risks, charges, expenses and other important information contained in the prospectus before investing. Prospectuses for most of our funds can be obtained from your financial advisor, by calling UBS Funds at 800-647 1568 or by visiting our Web site at www.ubs.com/globalam-us.

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UBS RMA

Michael H. Markowitz

Portfolio Manager

UBS RMA Money Market Portfolio

UBS RMA U.S. Government Portfolio

Managing Director

UBS Global Asset Management (Americas) Inc.

Ryan Nugent

Portfolio Manager

UBS RMA Tax-Free Fund Inc.

UBS RMA California Municipal Money Fund

UBS RMA New York Municipal Money Fund

UBS RMA New Jersey Municipal Money Fund

Director

UBS Global Asset Management (Americas) Inc.

Robert Sabatino

Portfolio Manager

UBS RMA Money Market Portfolio

UBS RMA U.S. Government Portfolio

Executive Director

UBS Global Asset Management (Americas) Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six months ended December 31, 2007. The views and opinions in the letter were current as of February 15, 2008. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and we reserve the right to change our views about individual securities, sectors and markets at any time. As a result, the views expressed should not be relied upon as a forecast of the Funds’ future investment intent.

We encourage you to consult your financial advisor regarding your personal investment program.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited)

UBS RMA Money Market Portfolio

Yields and characteristics	12/31/07		06/30/07		12/31/06
Seven-day current yield(1)	4.07%		4.76%		4.76%
Seven-day effective yield(1)	4.15		4.87		4.88
Weighted average maturity(2)	43	days	55	days	49	days
Net assets (bn)	$16.0		$13.1		$12.5

Portfolio composition(3)	12/31/07		06/30/07		12/31/06
Repurchase agreements	33.9%		2.1%		1.4%
US government and agency obligations	18.9		5.3		3.6
Certificates of deposit	14.5		15.9		21.3
Short-term corporate obligations	13.6		20.2		13.1
Commercial paper	13.1		54.4		58.8
Time deposits	4.7		–		–
Money market funds	1.3		0.0	(4)	0.0	(4)
Bank notes	0.5		3.8		1.5
Other assets less liabilities	(0.5)		(1.7)		0.3
Total	100.0%		100.0%		100.0%

UBS RMA U.S. Government Portfolio

Yields and characteristics	12/31/07		06/30/07		12/31/06
Seven-day current yield(1)	3.10%		4.36%		4.45%
Seven-day effective yield(1)	3.14		4.46		4.54
Weighted average maturity(2)	26	days	15	days	19	days
Net assets (bn)	$1.6		$1.0		$1.0

Portfolio composition(3)	12/31/07		06/30/07		12/31/06
Repurchase agreements	62.9%		100.1%		85.5%
US government obligations	37.1		28.6		14.6
Money market funds	0.1		0.0	(4)	0.0	(4)
Other assets less liabilities	(0.1)		(28.7)		(0.1)
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder would pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

(2)	The Portfolios are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Portfolios are actively managed and their compositions will vary over time.

(4)	Weightings represent less than 0.05% of net assets as of the dates indicated.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC insured. May lose value. No bank guarantee.

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UBS RMA

Performance and portfolio characteristics at a glance (unaudited) (continued)

UBS RMA Tax-Free Fund Inc.

Yields and characteristics	12/31/07		06/30/07		12/31/06
Seven-day current yield(1)	2.83%		3.14%		3.26%
Seven-day effective yield(1)	2.87		3.19		3.31
Weighted average maturity(2)	19	days	17	days	15	days
Net assets (bn)	$6.3		$4.9		$4.4

Portfolio composition(3)	12/31/07		06/30/07		12/31/06
Municipal bonds and notes	92.2%		86.5%		92.1%
Tax-exempt commercial paper	7.3		7.7		10.8
Money market funds	0.8		–		–
Multi-issuer municipal asset-backed securities	0.7		4.5		–
Other assets less liabilities	(1.0)		1.3		(2.9)
Total	100.0%		100.0%		100.0%

UBS RMA California Municipal Money Fund

Yields and characteristics	12/31/07		06/30/07		12/31/06
Seven-day current yield(1)	2.65%		3.07%		3.10%
Seven-day effective yield(1)	2.68		3.12		3.15
Weighted average maturity(2)	31	days	29	days	15	days
Net assets (bn)	$1.5		$1.2		$1.1

Portfolio composition(3)	12/31/07		06/30/07		12/31/06
Municipal bonds and notes	92.8%		93.1%		91.6%
Tax-exempt commercial paper	4.9		6.7		9.0
Multi-issuer municipal asset-backed securities	1.1		6.7		–
Money market fund	0.5		–		–
Other assets less liabilities	0.7		(6.5)		(0.6)
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

(2)	The Funds are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC insured. May lose value. No bank guarantee.

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Performance and portfolio characteristics at a glance (unaudited) (concluded)

UBS RMA New York Municipal Money Fund

Yields and characteristics	12/31/07		06/30/07		12/31/06
Seven-day current yield(1)	2.71%		3.04%		3.14%
Seven-day effective yield(1)	2.75		3.09		3.19
Weighted average maturity(2)	26	days	20	days	16	days
Net assets (mm)	$1,080.9		$832.6		$698.7

Portfolio composition(3)	12/31/07		06/30/07		12/31/06
Municipal bonds and notes	92.4%		91.0%		90.8%
Tax-exempt commercial paper	10.1		9.2		11.1
Money market fund	1.0		–		–
Other assets less liabilities	(3.5)		(0.2)		(1.9)
Total	100.0%		100.0%		100.0%

UBS RMA New Jersey Municipal Money Fund

Yields and characteristics	12/31/07		06/30/07		12/31/06
Seven-day current yield(1)	2.34%		2.91%		3.06%
Seven-day effective yield(1)	2.37		2.95		3.11
Weighted average maturity(2)	20	days	28	days	18	days
Net assets (mm)	$273.5		$179.7		$172.8

Portfolio composition(3)	12/31/07		06/30/07		12/31/06
Municipal bonds and notes	87.5%		98.1%		96.1%
Tax-exempt commercial paper	1.5		2.5		3.5
Money market fund	1.8		–		–
Other assets less liabilities	9.2		(0.6)		0.4
Total	100.0%		100.0%		100.0%

(1)

Yields will fluctuate and reflect fee waivers and/or expense reimbursements, if any. Past performance does not predict future performance, and the performance information provided does not reflect the deduction of taxes that a shareholder could pay on distributions. The return of an investment will fluctuate. Performance results assume reinvestment of all dividends and capital gain distributions (if any) at net asset value on the payable dates. Current performance may be higher or lower than the performance data quoted.

(2)	The Funds are actively managed and their weighted average maturities will differ over time.

(3)	Weightings represent percentages of net assets as of the dates indicated. The Funds are actively managed and their compositions will vary over time.

An investment in an RMA fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each RMA fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in an RMA fund.

Not FDIC insured. May lose value. No bank guarantee.

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UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
US government and agency obligations—18.90%
Federal Farm Credit Bank 4.280%, due 01/02/08(1)	$128,000,000	$127,988,770
Federal Home Loan Bank 5.093%, due 01/10/08(1)	260,000,000	259,968,833
4.240%, due 01/17/08(2)	75,000,000	74,858,667
4.785%, due 02/18/08(1)	27,000,000	27,000,000
4.280%, due 03/26/08(2)	103,427,000	102,381,813
4.885%, due 08/20/08(3)	91,000,000	91,083,287
5.100%, due 09/19/08	135,000,000	135,450,439
4.500%, due 11/05/08(3)	135,000,000	135,000,000
Federal Home Loan Mortgage Corp. 5.015%, due 02/04/08(2),(3)	36,155,000	35,983,756
4.230%, due 03/17/08(2)	243,472,000	241,297,795
4.670%, due 03/30/08(1)	78,000,000	77,962,765
3.790%, due 12/08/08(2)	184,528,000	177,884,069
4.300%, due 12/26/08	100,000,000	100,000,000
Federal National Mortgage Association(2) 4.210%, due 01/14/08	248,000,000	247,622,971
4.645%, due 01/16/08	94,659,000	94,475,795
4.300%, due 01/31/08	290,000,000	288,960,833
4.280%, due 02/22/08	225,000,000	223,609,000
4.165%, due 05/07/08	95,644,000	94,238,684
US Treasury Bills(2) 3.000%, due 03/20/08	174,600,000	173,450,550
3.075%, due 06/05/08	170,000,000	167,734,750
3.170%, due 06/12/08	155,000,000	152,775,276
Total US government and agency obligations (cost—$3,029,728,053)		3,029,728,053
Bank note—0.47%
Banking-US—0.47%
Bank of America N.A. 4.600%, due 01/02/08(1) (cost—$75,000,000)	75,000,000	75,000,000
Time deposits—4.74%
Banking-non-US—4.74%
Dresdner Bank AG 3.000%, due 01/02/08	110,000,000	110,000,000
Natixis 3.250%, due 01/02/08	200,000,000	200,000,000

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UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Time deposits—(concluded)
Banking-non-US—(concluded)
Wells Fargo Bank N.A. (Cayman Islands) 3.000%, due 01/02/08	$450,000,000	$450,000,000
Total time deposits (cost—$760,000,000)		760,000,000
Certificates of deposit—14.53%
Banking-non-US—11.30%
Bank of Scotland PLC 5.440%, due 06/16/08	90,000,000	90,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 5.060%, due 01/23/08	85,000,000	85,000,000
5.440%, due 03/14/08	134,000,000	134,000,000
Barclays Bank PLC 5.360%, due 01/18/08	101,750,000	101,750,000
Calyon N.A., Inc. 4.750%, due 02/28/08	146,800,000	146,800,000
Credit Suisse First Boston 5.300%, due 01/11/08	87,500,000	87,500,000
4.850%, due 05/27/08	100,000,000	100,000,000
Deutsche Bank AG 4.405%, due 01/02/08(1)	88,000,000	88,000,000
Dexia Credit Local 4.805%, due 01/28/08(1)	53,850,000	53,846,789
Fortis Bank NV-SA 5.300%, due 01/11/08	132,500,000	132,500,000
HSBC Bank USA 5.061%, due 01/28/08(1)	115,000,000	115,054,549
Lloyds TSB Bank PLC 4.850%, due 01/25/08	156,000,000	156,000,000
5.300%, due 02/22/08	59,500,000	59,500,000
Mizuho Corporate Bank Ltd. 4.870%, due 01/07/08	92,000,000	92,000,000
Norinchukin Bank Ltd. 5.370%, due 01/09/08	125,000,000	125,000,000
Royal Bank of Scotland PLC 5.440%, due 03/11/08	109,600,000	109,600,000
Svenska Handelsbanken 5.000%, due 10/09/08	135,000,000	135,000,000
		1,811,551,338

13

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Certificates of deposit—(concluded)
Banking-US—3.23%
American Express, Federal Savings Bank 5.030%, due 01/15/08	$150,000,000	$150,000,000
4.940%, due 01/28/08	100,000,000	100,000,000
Citibank N.A. 4.940%, due 01/22/08	127,500,000	127,500,000
State Street Bank & Trust Co. 5.540%, due 02/04/08	140,250,000	140,250,000
		517,750,000
Total certificates of deposit (cost—$2,329,301,338)		2,329,301,338
Commercial paper(2)—13.15%
Asset backed-banking—0.25%
Atlantis One Funding 5.190%, due 01/07/08	40,000,000	39,965,400
Asset backed-miscellaneous—2.67%
Old Line Funding Corp. 5.500%, due 01/16/08	7,222,000	7,205,449
Thunderbay Funding 5.550%, due 01/15/08	32,406,000	32,336,057
5.900%, due 01/16/08	160,000,000	159,606,667
Variable Funding Capital Corp. 5.350%, due 01/17/08	98,000,000	97,766,978
Yorktown Capital LLC 5.115%, due 01/07/08	130,500,000	130,388,749
		427,303,900
Asset backed-securities—0.31%
Grampian Funding LLC 5.200%, due 01/11/08	50,000,000	49,927,778
Banking-US—4.12%
Barclays US Funding Corp. 5.110%, due 02/15/08	73,000,000	72,533,713
Danske Corp. 5.120%, due 02/20/08	85,000,000	84,395,556
ING (US) Funding LLC 5.165%, due 03/17/08	70,000,000	69,236,728
4.680%, due 05/27/08	100,000,000	98,089,000

14

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Commercial paper(2)—(concluded)
Banking-US—(concluded)
Morgan (JP) Chase & Co. 4.830%, due 04/17/08	$214,850,000	$211,765,649
Nordea N.A., Inc. 4.740%, due 02/14/08	125,000,000	124,275,833
		660,296,479
Beverage/bottling—0.32%
Coca-Cola Co. 4.460%, due 01/29/08	51,675,000	51,495,745
Brokerage—2.51%
Lehman Brothers Holdings, Inc. 4.250%, due 01/02/08	155,200,000	155,181,678
Morgan Stanley(1) 4.090%, due 01/02/08	152,250,000	152,250,000
4.570%, due 01/02/08	95,000,000	95,000,000
		402,431,678
Consumer products-nondurables—0.36%
Procter & Gamble International Funding SCA 4.690%, due 01/15/08	57,092,000	56,987,870
Finance-noncaptive diversified—1.94%
General Electric Capital Corp. 4.750%, due 06/26/08	129,000,000	125,987,313
4.390%, due 08/21/08	190,000,000	184,601,519
		310,588,832
Pharmaceuticals—0.67%
Pfizer, Inc. 4.410%, due 05/28/08	110,000,000	108,005,700
Total commercial paper (cost—$2,107,003,382)		2,107,003,382
Short-term corporate obligations—13.59%
Asset backed-securities—4.62%
Beta Finance, Inc. 4.370%, due 01/02/08(1),(4)	84,000,000	84,001,089
CC (USA), Inc. (Centauri) 5.340%, due 06/05/08(4)	77,500,000	77,496,815

15

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Short-term corporate obligations—(continued)
Asset backed-securities—(concluded)
Cullinan Finance Corp. 4.320%, due 01/02/08(1),(4)	$165,000,000	$164,997,807
5.185%, due 01/10/08(1),(4)	59,000,000	58,999,854
5.400%, due 06/11/08(4)	70,000,000	70,000,000
K2 (USA) LLC 4.315%, due 01/02/08(1),(4)	123,000,000	122,998,834
4.360%, due 01/02/08(1),(4)	36,000,000	36,001,299
5.400%, due 06/16/08(4)	59,000,000	59,000,000
Links Finance LLC 5.213%, due 01/11/08(1),(4)	67,500,000	67,499,906
		740,995,604
Banking-non-US—6.01%
ANZ National International Ltd. 5.250%, due 01/07/08(1),(4)	100,000,000	100,000,000
Bank of Scotland PLC 5.295%, due 01/02/08(1),(4)	173,000,000	173,000,000
BNP Paribas 4.845%, due 02/07/08(1)	150,000,000	150,000,000
La Caja de Ahorros y Pensiones de Barcelona 5.151%, due 01/23/08(1),(4)	125,000,000	125,000,000
National Australia Bank Ltd. 4.961%, due 01/15/08(1),(4)	175,000,000	175,000,000
Totta Ireland PLC 5.250%, due 01/07/08(1),(4)	120,000,000	120,000,000
Westpac Banking Corp. 5.242%, due 01/07/08(1),(4)	120,000,000	120,000,000
		963,000,000
Banking-US—1.32%
Citigroup Funding, Inc. 4.360%, due 01/02/08(1)	82,000,000	82,006,822
The Bank of New York Mellon Corp. 5.202%, due 01/14/08(1),(4)	130,000,000	130,000,000
		212,006,822
Finance-captive automotive—1.34%
Toyota Motor Credit Corp. 4.570%, due 01/02/08(1)	110,000,000	110,000,000
5.213%, due 01/07/08(1)	104,000,000	104,004,594
		214,004,594

16

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Short-term corporate obligations—(concluded)
Finance-noncaptive diversified—0.30%
General Electric Capital Corp. 5.293%, due 01/15/08(1)	$48,500,000	$48,501,535
Total short-term corporate obligations (cost—$2,178,508,555)		2,178,508,555
Repurchase agreements—33.85%

Repurchase agreement dated 12/31/07 with Bank of America, 4.290%, due 01/02/08, collateralized by $69,896,000 Federal Agricultural Mortgage Corp. obligations, zero coupon to 6.865% due 01/30/08 to 08/10/09, $40,356,000 Federal Farm Credit Bank obligations, zero coupon to 5.650% due 01/07/08 to 07/03/17, $362,907,000 Federal Home Loan Bank obligations, zero coupon to 6.625% due 01/07/08 to 07/15/36, $81,571,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.870% due 05/21/09 to 08/21/17, $7,784,000 Federal Home Loan Mortgage Corp. Stripped Interest Payment obligations, zero coupon due 01/15/10, $297,929,000 Federal National Mortgage Association obligations, zero coupon to 7.270% due 02/15/08 to 06/04/31, $251,000 Federal National Mortgage Association Stripped Interest Payment obligations, zero coupon due 03/15/08 to 04/08/08, $185,000 Financing Corp., 10.700% due 10/06/17, $13,097,000 Resolution Funding Co. Interest Strips, zero coupon due 01/15/08 to 10/15/14, $25,295,000 Tennessee Valley Authority obligations, 4.650% to 7.125% due 05/01/30 to 04/01/36 and $1,000 Tennessee Valley Authority Stripped Interest Payment obligations, zero coupon due 11/01/09; (value—$928,200,275);
proceeds: $910,216,883

	910,000,000	910,000,000

17

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 12/31/07 with Deutsche Bank Securities, Inc., 4.250%, due 01/02/08, collateralized by $250,000,000 Federal Home Loan Bank obligations, 5.350% due 11/20/17, $144,648,000 Federal Home Loan Mortgage Corp. obligations, 5.260% due 11/27/17 and $743,190,000 Federal National Mortgage Association obligations, 5.500% to 5.600% due 07/27/15 to 09/14/17; (value—$1,162,800,605); proceeds: $1,140,269,167	$1,140,000,000	$1,140,000,000

Repurchase agreement dated 12/31/07 with Goldman Sachs & Co., 4.150%, due 01/02/08, collateralized by $1,600,000 Federal Agricultural Mortgage Corp. obligations, 5.400% due 10/14/11, $656,423,000 Federal Home Loan Bank obligations, zero coupon to 6.300% due 01/04/08 to 07/07/28, $291,812,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.040% due 01/03/08 to 11/23/35, $444,452,000 Federal National Mortgage Association obligations, zero coupon to 8.200% due 01/16/08 to 08/06/38 and $31,707,000 Tennessee Valley Authority obligations, 5.375% to 8.250% due 01/15/38 to 04/01/56; (value—$1,433,104,702); proceeds: $1,405,323,931

	1,405,000,000	1,405,000,000

Repurchase agreement dated 12/31/07 with Lehman Brothers, Inc., 4.250%, due 01/02/08, collateralized by $97,355,000 Federal Farm Credit Bank obligations, 4.875% due 02/18/11, $484,655,000 Federal Home Loan Bank obligations, zero coupon to 4.590% due 10/17/08 to 09/18/28, $588,848,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 5.000% due 06/09/08 to 12/14/18, $173,630,000 Federal National Mortgage Association obligations, 5.625% due 07/15/37 and $755,689,000 Tennessee Valley Authority obligations, 4.375% to 7.125% due 06/15/15 to 07/15/33; (value—$2,009,402,896); proceeds: $1,970,465,139

	1,970,000,000	1,970,000,000

18

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/07 with State Street Bank & Trust Co., 0.850%, due 01/02/08, collateralized by $502,471 US Treasury Bonds, 8.125% due 08/15/19; (value—$689,666); proceeds: $676,032	$676,000	$676,000
Total repurchase agreements (cost—$5,425,676,000)		5,425,676,000
Investments of cash collateral from securities loaned—1.29%
	Number of shares
Money market funds(5)—1.29%
BlackRock Liquidity Fund Temp Fund Portfolio Institutional Class, 4.714%	3,573,451	3,573,451
DWS Money Market Series Institutional, 4.866%	574,738	574,738
UBS Private Money Market Fund LLC, 4.778%(6)	202,058,062	202,058,062
Total money market funds and investments of cash collateral from securities loaned (cost—$206,206,251)		206,206,251
Total investments (cost—$16,111,423,579 which approximates cost for federal income tax purposes)—100.52%		16,111,423,579
Liabilities in excess of other assets—(0.52)%		(83,430,630)
Net assets (applicable to 16,028,070,885 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$16,027,992,949
(1)	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of December 31, 2007 and reset periodically.
(2)	Interest rates shown are the discount rates at date of purchase.
(3)	Security, or portion thereof, was on loan at December 31, 2007.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 10.51% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(5)	Rates shown reflect yield at December 31, 2007.
(6)	The table below details the Portfolio’s transaction activity in an affiliated issuer for the six months ended December 31, 2007.

19

UBS RMA Money Market Portfolio

Statement of net assets—December 31, 2007 (unaudited)

Security description	Value at 06/30/07	Purchases during the six months ended 12/31/07	Sales during the six months ended 12/31/07	Value at 12/31/07	Net income earned from affiliate for the six months ended 12/31/07
UBS Private Money Market Fund LLC	$248,155	$3,644,215,006	$3,442,405,099	$202,058,062	$245,530

Issuer breakdown by country of origin

Percentage of total investments
United States	76.7%
United Kingdom	5.0
Cayman Islands	4.7
Japan	4.0
France	1.9
Australia	1.8
Spain	1.5
Belgium	1.2
Switzerland	1.2
Sweden	0.8
Germany	0.6
New Zealand	0.6
Total	100.0%

Weighted average maturity—43 days

See accompanying notes to financial statements

20

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
US government obligations—37.06%
US Treasury Bills(1)
3.945%, due 01/03/08(2)	$35,000,000	$34,992,329
4.010%, due 01/10/08	55,000,000	54,944,869
2.200%, due 01/17/08	50,000,000	49,951,111
2.400%, due 01/17/08	38,000,000	37,959,467
3.295%, due 02/21/08	35,000,000	34,836,623
3.111%, due 02/28/08	50,000,000	49,749,391
3.005%, due 03/20/08	50,000,000	49,670,285
4.155%, due 03/20/08	25,000,000	24,772,052
3.516%, due 05/22/08	35,000,000	34,514,666
3.260%, due 05/29/08	30,000,000	29,595,217
3.262%, due 06/05/08(2)	30,000,000	29,575,940
3.190%, due 06/12/08(2)	65,000,000	64,061,165
US Treasury Inflation Index Notes (TIPS)
3.625%, due 01/15/08(2)	103,455,200	103,829,480
Total US government obligations (cost—$598,452,595)		598,452,595
Repurchase agreements—62.95%
Repurchase agreement dated 12/31/07 with Bank of America, 0.900%, due 01/02/08, collateralized by $20,768,000 US Treasury Inflation Index Bonds, 2.375% due 01/15/27 and $77,264,000 US Treasury Notes, 3.875% to 4.875% due 08/31/08 to 06/30/09; (value—$102,000,810); proceeds: $100,005,000	100,000,000	100,000,000
Repurchase agreement dated 12/31/07 with Barclays Bank PLC, 1.500%, due 01/02/08, collateralized by $92,979,000 US Treasury Bonds, 12.000% due 08/15/13; (value—$102,000,752); proceeds: $100,008,333	100,000,000	100,000,000
Repurchase agreement dated 12/31/07 with Bear Stearns & Co., 1.300%, due 01/02/08, collateralized by $185,575,000 US Treasury Inflation Index Notes, 2.375% due 01/15/17; (value—$204,022,579); proceeds: $200,014,444	200,000,000	200,000,000
Repurchase agreement dated 12/31/07 with Deutsche Bank Securities, Inc., 1.500%, due 01/02/08, collateralized by $60,547,858 US Treasury Bond Interest Strips, zero coupon due 08/15/21; (value—$32,028,000); proceeds: $31,402,617	31,400,000	31,400,000

21

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 12/31/07 with Goldman Sachs & Co., 1.100%, due 01/02/08, collateralized by $133,912,000 US Treasury Bonds, 8.000% due 11/15/21; (value—$183,600,033); proceeds: $180,011,000	$180,000,000	$180,000,000
Repurchase agreement dated 12/31/07 with Lehman Brothers, Inc., 1.000%, due 01/02/08, collateralized by $201,569,000 US Treasury Notes, 4.000% to 4.500% due 03/15/10 to 11/30/11; (value—$209,102,764); proceeds: $205,011,389	205,000,000	205,000,000
Repurchase agreement dated 12/31/07 with Merrill Lynch & Co., 1.000%, due 01/02/08, collateralized by $96,659,000 US Treasury Notes, 5.000% to 5.125% due 07/31/08 to 05/15/16; (value—$102,002,568); proceeds: $100,005,556	100,000,000	100,000,000
Repurchase agreement dated 12/31/07 with Morgan Stanley & Co., 1.300%, due 01/02/08, collateralized by $186,004,000 US Treasury Bond Interest Strips, zero coupon due 05/15/20 to 02/15/21; (value—$102,000,512); proceeds: $100,007,222	100,000,000	100,000,000
Repurchase agreement dated 12/31/07 with State Street Bank & Trust Co., 0.850%, due 01/02/08, collateralized by $104,062 US Treasury Bonds, 8.125% due 08/15/19; (value—$142,830); proceeds: $140,007	140,000	140,000
Total repurchase agreements (cost—$1,016,540,000)		1,016,540,000
Investments of cash collateral from securities loaned—0.05%
	Number of shares
Money market funds(3)—0.05%
AIM Treasury Portfolio, 1.899%	889,363	889,363
Federated Treasury Obligation Fund, 1.523%	104	104

22

UBS RMA U.S. Government Portfolio

Statement of net assets—December 31, 2007 (unaudited)

	Number of shares	Value
Money market funds(3)—(concluded)
BlackRock Liquidity Fund Treasury Trust Portfolio Institutional Class, 3.040%	86	$86
Total money market funds and investments of cash collateral from securities loaned (cost—$889,553)		889,553
Total investments (cost—$1,615,882,148 which approximates cost for federal income tax purposes)—100.06%		1,615,882,148
Liabilities in excess of other assets—(0.06)%		(1,000,159)
Net assets (applicable to 1,615,157,267 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$1,614,881,989
(1)	Interest rates shown are the discount rates at date of purchase.
(2)	Security, or portion thereof, was on loan at December 31, 2007.
(3)	Rates shown reflect yield at December 31, 2007.

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs would TIPS be expected to offer a higher real yield than a conventional Treasury bond of the same maturity.

Weighted average maturity—26 days

See accompanying notes to financial statements

23

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—92.16%
Alabama—0.78%
Birmingham Medical Clinic Board Revenue, 3.440%, VRD	$16,500,000	$16,500,000
Huntsville (JP Morgan PUTTERs, Series 1886) (AMBAC Insured), 3.540%, VRD(1),(2)	7,335,000	7,335,000
Jefferson County Limited Obligation School Warrants, Series B (AMBAC Insured), 3.500%, VRD	10,645,000	10,645,000
Mobile Industrial Development Board, Dock and Wharf Revenue Refunding (Holnam, Inc. Project), Series A, 3.470%, VRD	11,265,000	11,265,000
Montgomery Industrial Development Board Pollution Control & Solid Waste Disposal Refunding (General Electric Co. Project), 3.670%, VRD	3,350,000	3,350,000
		49,095,000
Alaska—1.19%
Alaska Housing Finance Corp. (General Housing), Series B (ABN AMRO MuniTops Certificates Trust, Series 2005-18) (MBIA Insured), 3.490%, VRD(1),(2)	16,995,000	16,995,000
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project), 3.750%, VRD	3,500,000	3,500,000
Series A, 3.750%, VRD	3,500,000	3,500,000
Series B, 3.750%, VRD	34,200,000	34,200,000
Series C, 3.750%, VRD	17,200,000	17,200,000
		75,395,000
Arizona—1.68%
Apache County Industrial Development Authority (Tucson Electric Power Co.-Springerville Project), Series B, 3.400%, VRD	11,200,000	11,200,000
Series C, 3.450%, VRD	35,000,000	35,000,000

24

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Arizona—(concluded)
Arizona Board of Regents Certificates of Participation (Morgan Stanley Floater Certificates, Series 1918) (AMBAC Insured), 3.490%, VRD(1),(2)	$16,690,000	$16,690,000
Phoenix Civic Improvement Corp. Excise Tax Revenue Refunding (Senior Lien) (Bank of America Austin Certificates, Series 2007-161), 3.490%, VRD(1),(2)	9,860,000	9,860,000
Pima County Industrial Development Authority (Tucson Electric Power Co.-Irvington Project), Series A, 3.400%, VRD	8,200,000	8,200,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (JP Morgan PUTTERs), Series 2045, 3.500%, VRD(1),(2)	16,325,000	16,325,000
Series 2046, 3.500%, VRD(1),(2)	8,800,000	8,800,000
		106,075,000
California—1.68%
California Department of Water Resources Power Supply Revenue, Series C-2 (AMBAC Insured), 3.350%, VRD	35,840,000	35,840,000
California State Revenue Anticipation Notes, 4.000%, due 06/30/08	70,000,000	70,214,133
		106,054,133
Colorado—1.13%
Aurora Water Improvement Revenue (JP Morgan PUTTERs, Series 1944) (AMBAC Insured), 3.500%, VRD(1),(2)	8,000,000	8,000,000
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program), Series B-2, 3.750%, VRD	1,375,000	1,375,000
Series B-3, 3.750%, VRD	3,960,000	3,960,000

25

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Colorado—(concluded)
Series B-4, 3.750%, VRD	$6,315,000	$6,315,000
Series C-6, 3.750%, VRD	3,000,000	3,000,000
El Paso County Revenue (YMCA Pikes Peak Region Project), 3.420%, VRD	11,265,000	11,265,000
Erie Water Enterprise Revenue (Wachovia Bank Merlots), Series H12 (FSA Insured), 3.500%, VRD(1),(2)	10,700,000	10,700,000
Pitkin County Industrial Development Revenue Refunding (Aspen Skiing Co. Project), Series A, 3.750%, VRD	5,600,000	5,600,000
University of North Colorado Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2005-30) (FSA Insured), 3.490%, VRD(1),(2)	21,330,000	21,330,000
		71,545,000
Connecticut—0.13%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series X-2, 2.990%, VRD	8,150,000	8,150,000
Delaware—0.30%
University of Delaware Revenue, 3.730%, VRD	4,150,000	4,150,000
Series A, 3.390%, VRD	13,520,000	13,520,000
Series B, 3.670%, VRD	1,435,000	1,435,000
		19,105,000
District of Columbia—0.74%
District of Columbia Revenue (American College of Cardiology), 3.440%, VRD	13,200,000	13,200,000
District of Columbia Revenue (Citigroup Eagle Class A Certificates 20070121) (MBIA Insured), 3.500%, VRD(1),(2)	15,515,000	15,515,000

26

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
District of Columbia—(concluded)
District of Columbia Revenue (Hillel: The Foundation for Jewish Campus Life), 3.440%, VRD	$8,400,000	$8,400,000
District of Columbia Revenue (St. Patrick’s Episcopal), 3.440%, VRD	9,800,000	9,800,000
		46,915,000
Florida—4.76%
Alachua County Health Facilities Authority Health Facilities Revenue Installment (Shands Teaching Hospital), Series A, 3.740%, VRD	4,900,000	4,900,000
Brevard County School Board Certificates of Participation, Series C (Bank of America Austin Certificates, Series 2007-138) (AMBAC Insured), 3.500%, VRD(1),(2)	13,485,000	13,485,000
Broward County School District Refunding, Series A, 5.000%, due 02/15/08	5,810,000	5,824,286
Collier County Water & Sewer (ABN AMRO MuniTops Certificates Trust, Series 2006-82) (MBIA Insured), 3.490%, VRD(1),(2)	14,290,000	14,290,000
Florida Department of Environmental Protection Preservation Revenue (Florida Forever), Series A (MBIA Insured), 5.000%, due 07/01/08	5,000,000	5,030,173
Florida Higher Educational Facilities Financing Authority Revenue (Ringling School of Art), 3.440%, VRD	21,750,000	21,750,000
Florida Higher Educational Facilities Financing Authority Revenue (St. Thomas University Project), 3.740% , VRD	8,435,000	8,435,000
Florida Turnpike Authority Turnpike Revenue (Citigroup ROCS, Series RR-II-R-11187) (MBIA Insured), 3.500%, VRD(1),(2)	5,455,000	5,455,000
Highlands County Health Facilities Authority Revenue (Adventist Health Hospital), Series A, 3.420%, VRD	16,000,000	16,000,000

27

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(continued)
Jacksonville Electric Authority Revenue (Electric Systems), Series B, 3.750%, VRD	$11,000,000	$11,000,000
Lakeland Educational Facilities Revenue (Florida Southern College of Lakeland Project), 3.440%, VRD	12,275,000	12,275,000
Miami-Dade County Special Obligation Capital Asset Acquisition, Series A (Bank of America Austin Certificates, Series 2007-152) (AMBAC Insured), 3.500%, VRD(1),(2)	13,155,000	13,155,000
Nassau County Pollution Control Revenue (ITT Rayonier, Inc. Project), 3.400%, VRD	12,900,000	12,900,000
North Broward Hospital District Revenue Refunding, Series B (CIFG Insured), 3.470%, VRD	18,980,000	18,980,000
Orange County Health Facilities Authority Revenue (Hospital Orlando Regional Healthcare), 3.740%, VRD	11,600,000	11,600,000
Orange County Industrial Development Authority Educational Facilities Revenue (UCF Hospitality School Student Housing Foundation, Inc.), 3.440%, VRD	9,200,000	9,200,000
Orange County Industrial Development Authority Industrial Development Revenue (Catholic Charities Center), 3.740%, VRD	5,000,000	5,000,000
Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070081) (FSA Insured), 3.490%, VRD(1),(2)	20,000,000	20,000,000
Orlando & Orange County Expressway Authority Expressway Revenue (Citigroup Eagle Class A Certificates 20070107) (FSA Insured), 3.490%, VRD(1),(2)	45,090,000	45,090,000
Orlando & Orange County Expressway Authority Expressway Revenue (JP Morgan PUTTERs, Series 2285) (FSA Insured), 3.540%, VRD(1),(2)	11,380,000	11,380,000

28

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
Palm Beach County Health Facilities Authority Revenue (Bethesda Healthcare System Project), 3.740%, VRD	$15,550,000	$15,550,000
Palm Beach County Industrial Development Revenue (Children’s Home Society), 3.480%, VRD	1,745,000	1,745,000
Palm Beach County School Board Certificates of Participation (JP Morgan PUTTERs, Series 2089) (FSA Insured), 3.500%, VRD(1),(2)	11,545,000	11,545,000
Pinellas County Health Facilities Authority Revenue Refunding (Hospital Facilities-Bayfront Projects), 3.740%, VRD	4,100,000	4,100,000
Pinellas County Health Facilities Authority Revenue Refunding (Pooled Hospital Loan Program) (AMBAC Insured), 3.800%, VRD	2,600,000	2,600,000
		301,289,459
Georgia—1.73%
Athens-Clarke County Unified Government Development Authority Revenue (University of Georgia Athletic Association Project), 3.740% , VRD	1,900,000	1,900,000
Atlanta Airport Passenger Facilities Charge Revenue (Citigroup Eagle Class A Certificates 720053030) (FSA Insured), 3.500% , VRD(1),(2)	28,985,000	28,985,000
Atlanta Water & Wastewater Revenue (Citigroup Eagle Class A Certificates 20060094) (FSA Insured), 3.500% , VRD(1),(2)	24,750,000	24,750,000
De Kalb County Development Authority Revenue (Robert W. Woodruff Arts Center), 3.400% , VRD	2,175,000	2,175,000
De Kalb Private Hospital Authority Revenue Anticipation Certificates (Egleston Children’s Health), Series B, 3.440% , VRD	3,250,000	3,250,000

29

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Georgia—(concluded)
Fulton County Development Authority Revenue (Boys & Girls Club of America), 3.440% , VRD	$7,500,000	$7,500,000
Fulton County Development Authority Revenue (Piedmont Healthcare, Inc. Project), 3.440%, VRD	8,000,000	8,000,000
Fulton County Development Authority Revenue (Robert W. Woodruff Arts), Series A, 3.450%, VRD	1,415,000	1,415,000
Macon-Bibb County Hospital Authority Revenue Anticipation Certificates (Central Georgia Health), 3.740%, VRD	17,305,000	17,305,000
Municipal Electric Authority of Georgia (Project One Subordinated), Series D (FSA Insured), 3.400%, VRD	14,450,000	14,450,000
		109,730,000
Hawaii—1.05%
Hawaii (ABN AMRO MuniTops Certificates Trust, Series 2002-34) (FSA Insured), 3.480%, VRD(1),(2)	10,420,000	10,420,000
Hawaii (Wachovia Bank Merlots), Series BR04 (AMBAC Insured), 3.500%, VRD(1),(2)	11,105,000	11,105,000
Honolulu City & County Wastewater Systems Revenue (Citigroup ROCS, Series RR-II-R-12194) (MBIA Insured), 3.550%, VRD(1),(2)	9,900,000	9,900,000
Honolulu City & County Wastewater Systems Revenue (JP Morgan PUTTERs, Series 1997) (MBIA Insured), 3.500%, VRD(1),(2)	9,400,000	9,400,000
Honolulu City & County Wastewater Systems Revenue (Morgan Stanley Floater Certificates, Series 1976) (MBIA Insured), 3.500%, VRD(1),(2)	10,305,000	10,305,000
Honolulu City and County, Series A (ABN AMRO MuniTops Certificates Trust, Series 2004-16) (MBIA Insured), 3.490%, VRD(1),(2)	15,000,000	15,000,000
		66,130,000

30

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Idaho—0.33%
Idaho Health Facilities Authority Revenue (St. Luke’s Medical Center) (FSA Insured), 3.750%, VRD	$13,990,000	$13,990,000
Power County Pollution Control Revenue (FMC Corp. Project), 3.750%, VRD	6,730,000	6,730,000
		20,720,000
Illinois—10.07%
Chicago (ABN AMRO MuniTops Certificates Trust, Series 2001-31) (FGIC Insured), 3.480%, VRD(1),(2)	14,285,000	14,285,000
Chicago Board of Education (ABN AMRO MuniTops Certificates Trust, Series 2002-4) (FSA Insured), 3.480%, VRD(1),(2)	14,225,000	14,225,000
Chicago Board of Education (Dedicated), Series B (ABN AMRO MuniTops Certificates Trust, Series 2006-63) (FSA Insured), 3.490%, VRD(1),(2)	12,495,000	12,495,000
Series B (Bank of America Austin Certificates, Series 2007-177) (FSA Insured), 3.500%, VRD(1),(2)	17,600,000	17,600,000
Series D-1 (CIFG Insured), 3.750%, VRD	3,600,000	3,600,000
Series D-2 (CIFG Insured), 3.750%, VRD	39,250,000	39,250,000
Chicago Board of Education (Morgan Stanley Floater Certificates), Series 1732 (FSA Insured), 3.500%, VRD(1),(2)	10,577,000	10,577,000
Series 1733 (FSA Insured), 3.500%, VRD(1),(2)	15,715,000	15,715,000
Chicago Board of Education, Series C-2 (FSA Insured), 3.450%, VRD	23,590,000	23,590,000
Series D (FSA Insured), 3.430%, VRD	17,835,000	17,835,000
Chicago (Citigroup Eagle Class A Certificates 20070059) (FGIC Insured), 3.540%, VRD(1),(2)	17,500,000	17,500,000

31

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Chicago Metropolitan Water Reclamation District Refunding, Series C (Bank of America Austin Certificates, Series 2007-2015), 3.500%, VRD(1),(2)	$14,605,000	$14,605,000
Chicago O’Hare International Airport Revenue, Second Lien Series C, 3.400%, VRD	53,050,000	53,050,000
Chicago O’Hare International Airport Revenue, Third Lien Series C (CIFG Insured), 3.470%, VRD	52,900,000	52,900,000
Chicago Project, Series B-1 (FSA Insured), 3.420%, VRD	41,950,000	41,950,000
Chicago Refunding, Series F (MBIA Insured), 3.420%, VRD	13,000,000	13,000,000
Cook County (Capital Improvement), Series B, 3.420%, VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates, Series 1919), 3.490%, VRD(1),(2)	9,470,000	9,470,000
Illinois Development Finance Authority Multi-Family Revenue Refunding (Housing-Orleans-Illinois Project) (FSA Insured), 3.450%, VRD	7,390,000	7,390,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 3.400%, VRD	11,400,000	11,400,000
Illinois Development Finance Authority Revenue (Evanston Northwestern), Series C, 3.430%, VRD	10,000,000	10,000,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 3.450%, VRD	14,100,000	14,100,000
Illinois Development Finance Authority Revenue (Jewish Federation of Metropolitan Chicago Projects) (AMBAC Insured), 3.750%, VRD	4,900,000	4,900,000

32

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Illinois—(continued)
Illinois Finance Authority Revenue (Northwestern Memorial Hospital), Series A-4, 3.420%, VRD	$20,000,000	$20,000,000
Illinois Health Facilities Authority Revenue Refunding (Advocate Health Care), Series B, 3.480%, VRD	26,460,000	26,460,000
Illinois Municipal Electric Agency Power Supply (JP Morgan PUTTERs), Series 2105 (FGIC Insured), 3.540%, VRD(1),(2)	10,800,000	10,800,000
Series 2128 (FGIC Insured), 3.540%, VRD(1),(2)	22,720,000	22,720,000
Series 2144 (FGIC Insured), 3.540%, VRD(1),(2)	10,095,000	10,095,000
Illinois Toll & Highway Authority Priority Refunding, Series B (MBIA Insured), 3.460%, VRD	21,675,000	21,675,000
Illinois Toll & Highway Authority Revenue (JP Morgan PUTTERs), Series 1014 (FSA Insured), 3.540%, VRD(1),(2)	17,755,000	17,755,000
Series 1355 (FSA Insured), 3.500%, VRD(1),(2)	11,260,000	11,260,000
Kane County Community United School District No. 304 Geneva, Series A (Bank of America Austin Certificates, Series 2007-2010) (FSA Insured), 3.500%, VRD(1),(2)	9,955,000	9,955,000
Lemont Township High School District (ABN AMRO MuniTops Certificates Trust, Series 2006-26) (MBIA Insured), 3.490%, VRD(1),(2)	29,010,000	29,010,000
Springfield Electric Revenue (JP Morgan PUTTERs), Series 1314 (MBIA Insured), 3.500%, VRD(1),(2)	7,375,000	7,375,000
Series 1883 (MBIA Insured), 3.500%, VRD(1),(2)	10,450,000	10,450,000
Western Springs Special Assessment (Timber Trails Project), 3.440%, VRD	9,674,000	9,674,000
		636,666,000

33

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—2.97%
Indiana Bond Bank Revenue Midyear Funding Program Notes, Series A, 4.500%, due 05/20/08	$20,000,000	$20,055,489
Indiana Development Finance Authority Revenue (Educational Facilities-Indianapolis Museum), 3.430%, VRD	4,000,000	4,000,000
Indiana Finance Authority Environmental Improvement Revenue Refunding (Ispat Inland, Inc.), 3.400%, VRD	10,000,000	10,000,000
Indiana Finance Authority Highway Revenue (JP Morgan PUTTERs, Series 1777) (FGIC Insured), 3.500%, VRD(1),(2)	10,000,000	10,000,000
Indiana Health Facility Financing Authority, Hospital Revenue (ACES Rehabilitation Hospital), 3.440%, VRD	12,215,000	12,215,000
Indiana Municipal Power Agency Power Supply Systems Revenue (Citigroup ROCS), Series RR-II-R-11232 (MBIA Insured), 3.500%, VRD(1),(2)	5,150,000	5,150,000
Series RR-II-R-11234 (MBIA Insured), 3.500%, VRD(2)	31,665,000	31,665,000
Indiana Municipal Power Agency Power Supply Systems Revenue (Morgan Stanley Floater Certificates, Series 2090) (MBIA Insured), 3.500%, VRD(1),(2)	10,155,000	10,155,000
Indianapolis Local Public Improvement Bond Bank Notes, 4.000%, due 01/08/08	10,000,000	10,000,680
Series F-2, 4.250%, due 01/08/08	15,000,000	15,001,379
Indianapolis Local Public Improvement Bond Bank Refunding, Series F-2 (MBIA Insured), 3.470%, VRD	2,000,000	2,000,000
Purdue University Revenue (Student Facilities System), Series A, 3.400%, VRD	12,150,000	12,150,000

34

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Purdue University Revenue (Student Fee), Series V, 3.400%, VRD	$24,515,000	$24,515,000
Reid Hospital & Health Care Services, Inc. Richmond Independent Hospital Authority (Reid Hospital Project), Series A (FSA Insured), 3.470%, VRD	4,650,000	4,650,000
South Bend Community School Building Corp. (First Mortgage) (MBIA Insured), 5.000%, due 01/15/09	15,780,000	16,258,923
		187,816,471
Iowa—0.29%
Eclipse Funding Trust (Solar Eclipse), Series 2007-0109 (MBIA Insured), 3.480%, VRD(1)	18,645,000	18,645,000
Kansas—0.41%
Kansas Development Finance Authority Revenue (Sisters of Charity), Series D, 3.750%, VRD	9,125,000	9,125,000
Leawood Temporary Notes, Series 1, 4.000%, due 10/01/08	16,975,000	17,020,636
		26,145,636
Kentucky—1.76%
Breckinridge County Lease Program Revenue (Kentucky Association Leasing Trust), Series A, 3.750%, VRD	28,050,000	28,050,000
Christian County Association of Leasing Trust Lease Program, Series B, 3.750%, VRD	27,000,000	27,000,000
Kentucky Public Energy Authority Gas Supply Revenue, Series A, 3.750%, VRD	29,297,000	29,297,000
Pendleton County Multi-County Lease Revenue (Associated Counties Leasing Program), 3.850%, VRD	17,000,000	17,000,000
Shelby County Lease Revenue, Series A, 3.750%, VRD	9,690,000	9,690,000
		111,037,000

35

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Louisiana—0.62%
Louisiana Public Facilities Authority Revenue (Citigroup Eagle Class A Certificates 20070056) (MBIA Insured), 3.490%, VRD(1),(2)	$15,345,000	$15,345,000
Louisiana Public Facilities Authority Revenue (Diocese Houma-Thibodaux Project), 3.430%, VRD	7,800,000	7,800,000
South Louisiana Port Commission Marine Terminal Facilities Revenue Refunding (Occidental Petroleum), 3.400%, VRD	16,100,000	16,100,000
		39,245,000
Maryland—1.39%
Baltimore Industrial Development Authority Revenue (Baltimore Capital Acquisition), 3.450%, VRD	19,700,000	19,700,000
Maryland Health & Higher Educational Facilities Authority Revenue (Beth Tfiloh Dahan Community School, Inc.), 3.440%, VRD	5,000,000	5,000,000
Maryland Health & Higher Educational Facilities Authority Revenue (Goucher College), 3.450%, VRD	12,405,000	12,405,000
Maryland Health & Higher Educational Facilities Authority Revenue (Pooled Loan Program), Series B, 3.440%, VRD	43,575,000	43,575,000
Series D, 3.450%, VRD	4,090,000	4,090,000
Maryland State & Local Facilities Lien, Second Series (Citigroup ROCS, Series RR-II-R-11162), 3.500%, VRD(1),(2)	3,200,000	3,200,000
		87,970,000
Massachusetts—9.71%
Massachusetts Bay Transportation Authority Revenue Assessment, Series A (Bank of America Macon Certificates, Series 2007-331), 3.470%, VRD(1),(2)	27,980,000	27,980,000
Massachusetts (Central Artery), Series A, 3.750%, VRD	36,500,000	36,500,000

36

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(continued)
Massachusetts Development Finance Agency Revenue (Eaglebrook School), 3.450%, VRD	$12,660,000	$12,660,000
Massachusetts Development Finance Agency Revenue (Harvard University), Series B-2, 3.350%, VRD	28,900,000	28,900,000
Series HH, 3.350%, VRD	30,000,000	30,000,000
Massachusetts Development Finance Agency Revenue (Smith College), 3.400%, VRD	25,900,000	25,900,000
Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital), Series L-2 (AMBAC Insured), 3.700%, VRD	5,590,000	5,590,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series BB, 3.270%, VRD	10,950,000	10,950,000
Series GG-1, 3.270%, VRD	40,000,000	40,000,000
Series R, 3.470%, VRD	1,800,000	1,800,000
Massachusetts Health & Educational Facilities Authority Revenue (Massachusetts Institute of Technology), Series J-1, 3.320%, VRD	18,300,000	18,300,000
Massachusetts School Building Authority Dedicated Sales Tax Revenue (Citigroup ROCS, Series RR-II-R-12193) (FSA Insured), 3.540%, VRD(1),(2)	13,115,000	13,115,000
Massachusetts State (Morgan Stanley Floater Certificates, Series 1798) (CIFG Insured), 3.550%, VRD(1),(2)	19,995,000	19,995,000
Massachusetts State Refunding, Series A, 3.460%, VRD	97,550,000	97,550,000
Series B, 3.400%, VRD	40,000,000	40,000,000
Series C, 3.400%, VRD	66,300,000	66,300,000

37

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts (Wachovia Bank Merlots), Series B-06 (FGIC Insured), 3.500%, VRD(1),(2)	$5,985,000	$5,985,000
Massachusetts Water Resources Authority Refunding (General Multi-Modal), Subordinated, Series B (FGIC Insured), 3.450%, VRD	24,850,000	24,850,000
Series C (FGIC Insured), 3.450%, VRD	28,800,000	28,800,000
Massachusetts Water Resources Authority, Series A (FGIC Insured), 3.460%, VRD	23,755,000	23,755,000
Montachusett Regional Transit Authority Revenue Anticipation Notes, 4.250%, due 06/13/08	14,500,000	14,518,749
Route 3 North Transport Improvements Association, Lease Revenue (Demand Obligation Bond), Series B (AMBAC Insured), 3.460%, VRD	22,800,000	22,800,000
University of Massachusetts Building Authority Project Revenue Refunding, Series 1 (AMBAC Insured), 3.460%, VRD	17,770,000	17,770,000
		614,018,749
Michigan—0.92%
Allendale Public School District (Morgan Stanley Floater Certificates, Series 1937) (FSA Insured), 3.500%, VRD(1),(2)	5,265,000	5,265,000
Detroit School District (ABN AMRO MuniTops Certificates Trust, Series 2002-29) (FGIC Insured), 3.490%, VRD(1),(2)	7,000,000	7,000,000
Detroit Water Supply Systems (Citigroup ROCS, Series RR-II-R-11172) (FSA Insured), 3.500%, VRD(1),(2)	7,500,000	7,500,000
Kent Hospital Finance Authority Revenue Refunding (Spectrum Health), Series B-1 (FGIC Insured), 3.460%, VRD	10,550,000	10,550,000

38

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Michigan—(concluded)
Michigan Building Authority Revenue (Facilities Program), Series I, 3.020%, VRD	$11,000,000	$11,000,000
Michigan Hospital Finance Authority Revenue (Ascension), Series B3, 3.380%, VRD	11,700,000	11,700,000
University of Michigan Revenues (Hospital), Series A, 3.730%, VRD	5,000,000	5,000,000
		58,015,000
Minnesota—0.39%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 3.420%, VRD	11,625,000	11,625,000
Minnesota School Districts Tax & AID Anticipation Borrowing Program Certificates (AID Anticipation Certificates), 4.500%, due 08/28/08	13,000,000	13,070,669
		24,695,669
Mississippi—0.22%
Jackson County Port Facilities Revenue Refunding (Chevron USA, Inc. Project), 3.740%, VRD	4,000,000	4,000,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 3.400%, VRD	10,000,000	10,000,000
		14,000,000
Missouri—1.47%
Curators University of Missouri Systems Facilities Revenue, Series B, 3.750%, VRD	3,200,000	3,200,000
Jackson County Special Obligation (JP Morgan PUTTERs, Series 1440) (AMBAC Insured), 3.500%, VRD(1),(2)	10,400,000	10,400,000
Missouri Development Finance Board Cultural Facilities Revenue (Nelson Gallery Funding), Series B (MBIA Insured), 3.750%, VRD	3,300,000	3,300,000

39

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (JP Morgan PUTTERs, Series 2051), 3.500%, VRD(1),(2)	$21,065,000	$21,065,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 3.750%, VRD	12,900,000	12,900,000
Series B, 3.730%, VRD	10,500,000	10,500,000
Missouri Health & Educational Facilities Authority Revenue (Washington University), Series A, 3.740%, VRD	9,000,000	9,000,000
St. Louis Airport Revenue Refunding (JP Morgan PUTTERs, Series 2124) (FSA Insured), 3.500%, VRD(1),(2)	10,355,000	10,355,000
University of Missouri University Revenues (Systems Facilities), Series A, 3.750%, VRD	6,365,000	6,365,000
Series B, 3.750%, VRD	5,800,000	5,800,000
		92,885,000
Montana—0.34%
Montana Facility Finance Authority Revenue (Sisters of Charity Health Systems), 3.400%, VRD	21,810,000	21,810,000
Nebraska—0.37%
Lancaster County Hospital Authority Health Facilities Revenue (Immanuel Health Systems), Series A, 3.750%, VRD	1,400,000	1,400,000
Omaha Public Power District Electric Revenue Sub-Systems, Series AA (Bank of America Austin Certificates, Series 2007-130) (FGIC Insured), 3.500%, VRD(1),(2)	17,000,000	17,000,000
Sarpy County Hospital Authority No. 1 Health Facilities Revenue (Immanuel Health Systems), Series B, 3.750%, VRD	4,945,000	4,945,000
		23,345,000

40

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Nevada—0.38%
Clark County School District (JP Morgan PUTTERs, Series 1599) (AMBAC Insured), 3.510%, VRD(1),(2)	$9,370,000	$9,370,000
Clark County School District (Wachovia Bank Merlots), Series C16 (FGIC Insured), 3.500%, VRD(1),(2)	6,990,000	6,990,000
Director Department of Business & Industry (Nevada Cancer Institute Project), 3.480%, VRD	7,600,000	7,600,000
		23,960,000
New Hampshire—0.62%
New Hampshire Business Finance Authority Resource Recovery Revenue Refunding (Wheelabrator Technologies, Inc.), Series A, 3.450%, VRD	13,800,000	13,800,000
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College Issue), 3.380%, VRD	25,300,000	25,300,000
		39,100,000
New Jersey—0.71%
New Jersey Tax and Revenue Anticipation Notes, 4.500%, due 06/24/08	45,000,000	45,187,803
New Mexico—0.12%
Hurley Pollution Control Revenue (Updates-Kennecott Santa Fe), 3.750%, VRD	7,790,000	7,790,000
New York—0.94%
Metropolitan Transportation Authority Dedicated Tax Fund, Series D-1 (AMBAC Insured), 3.500%, VRD	30,000,000	30,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Citigroup Eagle Class A Certificates 20070112), 3.490%, VRD(1),(2)	11,800,000	11,800,000
New York City Municipal Water Finance Authority Water & Sewer Revenue (Citigroup ROCS, Series RR-II-R-12192), 3.540%, VRD(1),(2)	17,370,000	17,370,000
		59,170,000

41

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—7.13%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Healthcare Systems), Series A (Bank of America Austin Certificates, Series 2007-1006), 3.490%, VRD(1),(2)	$18,750,000	$18,750,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas), Series E (FSA Insured), 3.430%, VRD	24,500,000	24,500,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series B, 3.700%, VRD	6,800,000	6,800,000
Series C (AMBAC Insured), 3.450%, VRD	31,985,000	31,985,000
Series D, 3.680%, VRD	16,125,000	16,125,000
Charlotte Water & Sewer Systems Revenue, Series B, 3.430%, VRD	26,600,000	26,600,000
Charlotte Water & Sewer System Revenue Refunding, Series C, 3.430%, VRD	67,975,000	67,975,000
Durham County Industrial Facilities & Pollution Control Financing Authority Revenue (Research Triangle), 3.420%, VRD	10,000,000	10,000,000
Mecklenburg County Certificates of Participation, Series A, 3.700%, VRD	23,100,000	23,100,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B, 3.430%, VRD	4,015,000	4,015,000
North Carolina Medical Care Commission Health Care Facilities Revenue (Citigroup Eagle Class A Certificates 20070062) (MBIA-IBC Insured), 3.490%, VRD(1),(2)	17,200,000	17,200,000
North Carolina Medical Care Commission Health Care Facilities Revenue Refunding (Duke University Health Systems), Series B, 3.460%, VRD	12,600,000	12,600,000

42

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
North Carolina—(concluded)
North Carolina Medical Care Commission Hospital Revenue (Baptist Hospitals Project), 3.400%, VRD	$16,550,000	$16,550,000
North Carolina (Morgan Stanley Floater Certificates, Series 2004), 3.500%, VRD(1),(2)	7,425,000	7,425,000
North Carolina Refunding, Series C, 3.460%, VRD	21,050,000	21,050,000
Union County, Series A, 3.420%, VRD	81,545,000	81,545,000
Series B, 3.420%, VRD	19,000,000	19,000,000
Series C, 3.450%, VRD	15,900,000	15,900,000
University of North Carolina Hospital Chapel Hill Revenue Refunding, Series A, 3.480%, VRD	20,000,000	20,000,000
Wake County, Series A, 3.400%, VRD	10,000,000	10,000,000
		451,120,000
Ohio—4.31%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A, 3.440%, VRD	10,000,000	10,000,000
Centerville Health Care Revenue (Bethany Lutheran Village Project), Series B, 3.460%, VRD	11,000,000	11,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project), 3.430%, VRD	30,000,000	30,000,000
Cleveland-Cuyahoga County Port Authority Revenue (Special Buildings 1&3 LLC), 3.430%, VRD	20,000,000	20,000,000
Cleveland Waterworks Revenue (Citigroup Eagle Class A Certificates 20070085) (MBIA Insured), 3.490%, VRD(1),(2)	14,850,000	14,850,000
Columbus Sewer Revenue Refunding, 3.450%, VRD	18,900,000	18,900,000
Franklin County Hospital Revenue Refunding and Improvement (US Health Corp.), Series A, 3.450%, VRD	28,710,000	28,710,000

43

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Ohio—(concluded)
Hamilton County Health Care Facilities Revenue (Deaconess Long Term Care), Series A, 3.470%, VRD	$6,190,000	$6,190,000
Ohio Air Quality Development Authority Revenue Pollution Control (Ohio Edison), Series C, 3.750%, VRD	6,700,000	6,700,000
Ohio Air Quality Development Authority Revenue Refunding (Ohio Edison Project), Series A, 3.400%, VRD	14,200,000	14,200,000
Ohio (Common Schools), Series D, 3.380%, VRD	42,700,000	42,700,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy General Corp.), Series A, 3.740%, VRD	11,310,000	11,310,000
Ohio Water Development Authority Pollution Control Facilities Revenue Refunding (Firstenergy Nuclear), Series B, 3.470%, VRD	57,860,000	57,860,000
		272,420,000
Oklahoma—0.91%
Oklahoma Industrial Authority Revenue Refunding (Integris Baptist), Series B (MBIA Insured), 3.750%, VRD	6,440,000	6,440,000
Oklahoma Turnpike Authority Revenue Refunding, Second Senior Revenue, Series B (XLCA Insured), 3.450%, VRD	14,500,000	14,500,000
Series D (XLCA Insured), 3.330%, VRD	11,600,000	11,600,000
Series E (XLCA Insured), 3.330%, VRD	25,000,000	25,000,000
		57,540,000
Oregon—0.31%
Klamath Falls Electric Revenue Refunding (Senior Lien-Klamath Cogeneration), (Pre-refunded with US Government Securities to 01/01/09 @100) 6.000%, due 01/01/09	9,150,000	9,602,684
Oregon Tax Anticipation Notes, Series A, 4.500%, due 06/30/08	10,000,000	10,041,704
		19,644,388

44

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—5.74%
Allegheny County Higher Education Building Authority University Revenue (Carnegie Mellon University), 3.670%, VRD	$12,765,000	$12,765,000
Beaver County Industrial Development Authority Pollution Control Revenue Refunding (Firstenergy Generation), 3.740%, VRD	17,300,000	17,300,000
Beaver County, Series B (FSA Insured), 3.450%, VRD	24,700,000	24,700,000
Butler County General Authority Revenue (Hampton Township School District Project) (FSA Insured), 3.460%, VRD	2,100,000	2,100,000
Cumberland County Municipal Authority Revenue Refunding (Lutheran Services Northeast/Tressler Lutheran Services Obligated Group Project), Series C, 3.480%, VRD	10,440,000	10,440,000
Delaware County Authority, Hospital Revenue (Crozer-Chester Medical Center), 3.440%, VRD	13,470,000	13,470,000
Delaware Valley Regional Finance Authority (Local Government Revenue), 3.450%, VRD	45,450,000	45,450,000
Series C, 3.450%, VRD	16,200,000	16,200,000
Franklin County Industrial Development Authority Revenue (Menno Haven, Inc. Project), 3.410%, VRD	7,000,000	7,000,000
Geisinger Authority Health Systems (Geisinger Health Systems), Series A, 3.670%, VRD	7,600,000	7,600,000
Series B, 3.750%, VRD	12,800,000	12,800,000
Montgomery County Industrial Development Authority Pollution Control Revenue Refunding (Peco), Series A, 3.400%, VRD	44,900,000	44,900,000
Moon Industrial Development Authority First Mortgage Revenue (Providence Point Project), 3.500%, VRD	35,000,000	35,000,000

45

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Pennsylvania Public School Building Authority Lease Revenue (School District Philadelphia Project), Series 1586 (FSA Insured), 3.500%, VRD(1)	$19,300,000	$19,300,000
Series B (Bank of America Macon Certificates, Series 2007-321) (FSA Insured), 3.490%, VRD(1),(2)	28,270,000	28,270,000
Pocono Mountain School District (Morgan Stanley Floater Certificates, Series 1681) (FSA Insured), 3.500%, VRD(1),(2)	27,456,000	27,456,000
State Public School Building Authority Revenue Lease (Philadelphia School District Project) (ABN AMRO MuniTops Certificates Trust, Series 2003-24) (FSA Insured), 3.480%, VRD(1),(2)	14,790,000	14,790,000
University of Pittsburgh of the Commonwealth Systems of Higher Education (University Capital Project), Series B, 3.400%, VRD	14,200,000	14,200,000
University of Pittsburgh of the Commonwealth Systems of Higher Education Refunding (University Capital Project), Series B, 3.380%, VRD	9,000,000	9,000,000
		362,741,000
South Carolina—0.89%
Charleston County School District Tax Anticipation Notes, 4.250%, due 04/15/08	15,000,000	15,022,957
Scago Educational Facilities Corp. for Pickens School District (Morgan Stanley Floater Certificates, Series 1753) (FSA Insured), 3.500%, VRD(1),(2)	5,000,000	5,000,000
South Carolina Educational Facilities Authority for Private Nonprofit Institutions (Furman University), Series B, 3.700%, VRD	22,800,000	22,800,000
South Carolina Public Service Authority Revenue (JP Morgan PUTTERs, Series 2019) (AMBAC Insured), 3.500%, VRD(1),(2)	13,275,000	13,275,000
		56,097,957

46

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
South Dakota—0.19%
Sioux Falls Sales Tax Revenue (Lehman Brothers Floater Certificates, Series 1886) (MBIA Insured), 3.490%, VRD(1),(2)	$11,915,000	$11,915,000
Tennessee—2.39%
Blount County Public Building Authority (ABN AMRO MuniTops Certificates Trust, Series 2007-4) (XLCA Insured), 3.670%, VRD(1),(2)	22,700,000	22,700,000
Knox County Health Educational & Housing Facilities Board Revenue Refunding (Baptist Hospital Systems Project), 3.450%, VRD	13,270,000	13,270,000
Memphis Electric Systems Revenue (JP Morgan PUTTERs, Series 1798) (MBIA Insured), 3.510%, VRD(1),(2)	8,705,000	8,705,000
Metropolitan Government of Nashville & Davidson County, Industrial Development (David Lipscomb University Project), 3.440%, VRD	11,000,000	11,000,000
Metropolitan Government of Nashville & Davidson County, Industrial Development Refunding (David Lipscomb University Project), 3.440%, VRD	12,460,000	12,460,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 3.740%, VRD	4,400,000	4,400,000
Shelby County Public Improvement and School, Series B, 3.400%, VRD	78,550,000	78,550,000
		151,085,000
Texas—12.02%
Alamo Community College District (Bank of America Austin Certificates, Series 2007-127) (FGIC Insured), 3.500%, VRD(1),(2)	18,000,000	18,000,000
Arlington Special Obligation (Special Tax-Dallas Cowboys), Series B (MBIA Insured), 3.430%, VRD	23,100,000	23,100,000

47

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Austin Water & Wastewater Systems Revenue Refunding (FSA Insured), 3.430%, VRD	$19,215,000	$19,215,000
Bastrop Independent School District (School Building) (Bank of America Austin Certificates, Series 2006) (PSF-GTD), 3.490%, VRD(1),(2)	9,698,000	9,698,000
Bell County Health Facilities Development Corp. Revenue (Hospital-Scott & White), Series 2001-2 (MBIA Insured), 3.750%, VRD	27,000,000	27,000,000
Burleson Independent School District Refunding (LaSalle MuniTops Certificates, Series 2007-35) (PSF-GTD), 3.490%, VRD(1),(2)	11,000,000	11,000,000
Canyon Independent School District (School Building) (Bank of America Austin Certificates, Series 2000) (PSF-GTD), 3.490%, VRD(1),(2)	9,692,000	9,692,000
Cypress-Fairbanks Independent School District (Citigroup ROCS, Series RR-II-R-12104) (PSF-GTD), 3.540%, VRD(1),(2)	14,850,000	14,850,000
Dallas Waterworks & Sewer Systems Revenue Refunding (Bank of America Austin Certificates, Series 2007-136) (AMBAC Insured), 3.500%, VRD(1),(2)	19,995,000	19,995,000
Eagle Mountain & Saginaw Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-74) (PSF-GTD), 3.490%, VRD(1),(2)	14,775,000	14,775,000
Ellis County (Bank of America Austin Certificates, Series 2007-181) (FGIC Insured), 3.500%, VRD(1),(2)	9,025,000	9,025,000
Fort Worth Independent School District (JP Morgan PUTTERs, Series 1673) (PSF-GTD), 3.500%, VRD(1),(2)	12,895,000	12,895,000
Grand Prairie Independent School District (Citigroup ROCS, Series RR-II-R-11161) (PSF-GTD), 3.500%, VRD(1),(2)	3,800,000	3,800,000

48

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Gulf Coast Waste Disposal Authority Pollution Control Revenue Refunding (AMOCO Oil), 3.600%, VRD	$3,700,000	$3,700,000
Harris County (Citigroup Eagle Class A Certificates 20070078) (MBIA Insured), 3.490%, VRD(1),(2)	10,500,000	10,500,000
Harris County Health Facilities Development Corp. Revenue (Methodist Hospital Systems), Series A, 3.420%, VRD	34,700,000	34,700,000
Harris County Health Facilities Development Corp. Revenue (St. Luke’s Episcopal Hospital), Series B, 3.750%, VRD	14,300,000	14,300,000
Harris County Health Facilities Development Corp. Special Facilities Revenue (Texas Medical Center Project), Series B (FSA Insured), 3.750%, VRD	1,900,000	1,900,000
Harris County (JP Morgan PUTTERs, Series 1682) (MBIA-IBC Insured), 3.500%, VRD(1),(2)	12,670,000	12,670,000
Harris County Tax Anticipation Notes, 4.500%, due 02/29/08	15,000,000	15,019,836
Houston Higher Education Finance Corp. Revenue (Citigroup Eagle Class A Certificates 20070077), 3.490%, VRD(1),(2)	2,000,000	2,000,000
Houston Refunding (Public Improvement), Series D (Bank of America Austin Certificates, Series 2007-179) (FSA Insured), 3.500%, VRD(1),(2)	14,730,000	14,730,000
Houston Water & Sewer Systems Revenue (JP Morgan PUTTERs, Series 1995) (MBIA Insured), 3.500%, VRD(1),(2)	25,730,000	25,730,000
Lamar Consolidated Independent School District (Citigroup Eagle Class A Certificates 20070045) (PSF-GTD), 3.490%, VRD(1),(2)	4,950,000	4,950,000
Laredo (Morgan Stanley Floater Certificates, Series 2065) (MBIA Insured), 3.500%, VRD(1),(2)	18,345,000	18,345,000
Lower Neches Valley Authority Industrial Development Corp. Exempt Facilities Revenue Refunding (ExxonMobil Project), Series A, 3.600%, VRD	11,900,000	11,900,000

49

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(continued)
Lubbock Refunding (ABN AMRO MuniTops Certificates Trust, Series 2007-17) (FSA Insured), 3.490%, VRD(1),(2)	$12,635,000	$12,635,000
North East Independent School District (Citigroup Eagle Class A Certificates 20070123) (PSF-GTD), 3.490%, VRD(1),(2)	8,935,000	8,935,000
North East Independent School District (School Building), Series A (LaSalle MuniTops Certificates, Series 2007-70) (PSF-GTD), 3.490%, VRD(1),(2)	39,995,000	39,995,000
North Texas Municipal Water District Water Systems Revenue (JP Morgan PUTTERs, Series 1656) (FGIC Insured), 3.500%, VRD(1),(2)	3,530,000	3,530,000
Odessa (Wachovia Bank Merlots), Series D50 (MBIA Insured), 3.500%, VRD(1),(2)	14,185,000	14,185,000
Pasadena Independent School District (ABN AMRO MuniTops Certificates Trust, Series 2006-57) (PSF-GTD), 3.490%, VRD(1),(2)	21,380,000	21,380,000
Port Arthur Navigation District Refunding (Texaco, Inc. Project), 3.740%, VRD	4,710,000	4,710,000
San Antonio Electric & Gas Refunding (Bank of America Austin Certificates, Series 2007-165), 3.490%, VRD(1),(2)	26,865,000	26,865,000
San Antonio Water Revenue (JP Morgan PUTTERs, Series 1196) (MBIA Insured), 3.500%, VRD(1),(2)	14,120,000	14,120,000
San Antonio Water Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2007-16) (FGIC Insured), 3.490%, VRD(1),(2)	37,270,000	37,270,000
San Marcos Consolidated Independent School District (JP Morgan PUTTERs, Series 1506) (PSF-GTD), 3.670%, VRD(1),(2)	7,825,000	7,825,000
Tarrant County Housing Finance Corp. Revenue Refunding (Multi-Family Housing Apartments Project), 3.530%, VRD	7,050,000	7,050,000

50

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Texas (Citigroup Eagle Class A Certificates 20070082), 3.490%, VRD(1),(2)	$21,000,000	$21,000,000
Texas (Citigroup Eagle Class A Certificates 20070139), 3.500%, VRD(1),(2)	8,685,000	8,685,000
Texas (Morgan Stanley Floater Certificates), Series 1903, 3.500%, VRD(1),(2)	10,135,000	10,135,000
Texas Multi-Mode-Mobility Fund, Series B, 3.500%, VRD	15,000,000	15,000,000
Texas Tax and Revenue Anticipation Notes, 4.500%, due 08/28/08	50,000,000	50,257,515
Texas Transportation Commission (Mobility Fund) (Bank of America Austin Certificates, Series 2007-163), 3.490%, VRD(1),(2)	24,064,000	24,064,000
University of Texas Permanent University Fund Refunding, Series B (JP Morgan PUTTERs, Series 2002), 3.460%, VRD(1),(2)	5,490,000	5,490,000
Waco (Citigroup ROCS, Series RR-II-R-11168) (FGIC Insured), 3.550%, VRD(1),(2)	13,990,000	13,990,000
Waco Educational Finance Corp. Revenue (Baylor University) (XLCA Insured), 3.600%, VRD	14,800,000	14,800,000
Waco Educational Finance Corp. Revenue (Baylor University), Series A (XLCA Insured), 3.600%, VRD	28,125,000	28,125,000
Williamson County (JP Morgan PUTTERs, Series 1511) (FSA Insured), 3.510%, VRD(1),(2)	6,230,000	6,230,000
		759,766,351

51

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Utah—3.33%
Intermountain Power Agency Power Supply Revenue Refunding, Subseries A (FGIC Insured), 3.380%, VRD	$19,300,000	$19,300,000
Subseries B (FGIC Insured), 3.380%, VRD	56,500,000	56,500,000
Murray City Hospital Revenue (IHC Health Services, Inc.), Series A, 3.420%, VRD	11,200,000	11,200,000
Series B, 3.750%, VRD	12,660,000	12,660,000
Series C, 3.750%, VRD	52,700,000	52,700,000
Utah County Hospital Revenue (IHC Health Services, Inc.), Series B, 3.430%, VRD	44,025,000	44,025,000
Weber County Hospital Revenue (IHC Health Services), Series C, 3.750%, VRD	14,100,000	14,100,000
		210,485,000
Vermont—0.55%
University of Vermont & St. Agric College (ABN AMRO MuniTops Certificates Trust, Series 2005-58) (MBIA Insured), 3.490%, VRD(1),(2)	14,995,000	14,995,000
University of Vermont & St. Agric College (Citigroup Eagle Class A Certificates 20070088) (AMBAC Insured), 3.490%, VRD(1),(2)	19,800,000	19,800,000
		34,795,000
Virginia—0.39%
Charlottesville Industrial Development Authority Educational Facilities Revenue (University of Virginia Foundation Projects), Series B, 3.450%, VRD	10,000,000	10,000,000
Richmond Public Utilities Revenue (Citigroup ROCS, Series RR-II-R-11262) (FSA Insured), 3.500%, VRD(1),(2)	4,875,000	4,875,000

52

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Virginia—(concluded)
Roanoke Industrial Development Authority Hospital Revenue (Carilion Health Systems), Series C-2 (FSA Insured), 3.700%, VRD	$9,700,000	$9,700,000
		24,575,000
Washington—2.78%
King County Sewer Revenue (Citigroup Eagle Class A Certificates 20070084) (FSA Insured), 3.490%, VRD(1),(2)	43,000,000	43,000,000
King County Sewer Revenue (Junior Lien), Series A, 3.400%, VRD	23,195,000	23,195,000
Series B, 3.450%, VRD	22,200,000	22,200,000
Kitsap County Consolidated Housing Authority Revenue (Harborside Condominiums Project), 3.480%, VRD	19,205,000	19,205,000
Washington (Citigroup ROCS, Series RR-II-R-11145) (FSA Insured), 3.500%, VRD(1),(2)	6,800,000	6,800,000
Washington (JP Morgan PUTTERs), Series 1770 (AMBAC Insured), 3.500%, VRD(1),(2)	20,960,000	20,960,000
Series 1802B (AMBAC Insured), 3.500%, VRD(1),(2)	17,250,000	17,250,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems), Series D (FSA Insured), 3.760%, VRD	15,800,000	15,800,000
Washington Housing Finance Commission Nonprofit Housing Revenue (Franke Tobey Jones Project), 3.760%, VRD	1,000,000	1,000,000
Washington Refunding, Series R 2004 A, 4.000%, due 07/01/08	6,355,000	6,364,142
		175,774,142
Wisconsin—1.81%
Appleton Area School District Tax and Revenue Anticipation Promissory Notes, 4.000%, due 09/29/08	25,000,000	25,082,385

53

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(concluded)
Wisconsin—(concluded)
Kenosha Unified School District No. 1 Tax and Revenue Anticipation Promissory Notes, 4.000%, due 09/23/08	$28,000,000	$28,090,170
Racine Unified School District Tax and Revenue Anticipation Notes, 4.250%, due 07/25/08	36,055,000	36,158,452
Wisconsin Center District Tax Revenue, Series A, 3.450%, VRD	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B, 3.470%, VRD	15,200,000	15,200,000
		114,531,007
Wyoming—0.21%
Uinta County Pollution Control Revenue Refunding (AMOCO Project), 3.600%, VRD	13,300,000	13,300,000
Total municipal bonds and notes (cost—$5,827,495,765)		5,827,495,765
Municipal asset-backed securities (Multiple underlying bonds)—0.72%
California—0.72%
JP Morgan Chase & Co. I-PUTTERs Trust, Series 1710P (FSA Insured), 3.540%, VRD(1),(2)	44,635,000	44,635,000
Series 1711P (FSA Insured), 3.540%, VRD(1),(2)	705,000	705,000
Total municipal (multi-issuer) asset-backed securities (cost—$45,340,000)		45,340,000
Tax-exempt commercial paper—7.27%
Arizona—0.44%
Salt River Agricultural Improvement & Power District, 3.000%, due 01/14/08	15,600,000	15,600,000
2.750%, due 04/09/08	12,500,000	12,500,000
		28,100,000
Florida—1.47%
City of Jacksonville, 3.400%, due 01/08/08	27,460,000	27,460,000

54

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—(continued)
Florida—(concluded)
Florida Local Government Finance Commission, 3.450%, due 02/14/08	$17,144,000	$17,144,000
Jacksonville Electric Authority, Series 200-F, 3.150%, due 03/06/08	15,000,000	15,000,000
Series 200-F, 3.400%, due 03/11/08	15,000,000	15,000,000
Series 2000-B, 3.250%, due 03/07/08	18,200,000	18,200,000
		92,804,000
Georgia—0.49%
Burke County Development Authority Revenue (Oglethorpe Power Corp.), 3.520%, due 02/07/08	10,000,000	10,000,000
Emory University, 3.470%, due 02/21/08	15,000,000	15,000,000
2.840%, due 02/21/08	6,000,000	6,000,000
		31,000,000
Illinois—1.08%
Evanston Hospital, 3.350%, due 01/03/08	13,000,000	13,000,000
3.350%, due 01/10/08	25,000,000	25,000,000
3.450%, due 01/17/08	20,000,000	20,000,000
Illinois Educational Facilities Authority Revenue, 3.330%, due 02/12/08	10,000,000	10,000,000
		68,000,000
Maryland—0.79%
Baltimore County Metro District, 2.800%, due 03/03/08	25,000,000	25,000,000
2.850%, due 03/07/08	25,000,000	25,000,000
		50,000,000
Massachusetts—0.35%
Massachusetts Water Authority, 3.320%, due 02/06/08	22,000,000	22,000,000
New York—0.22%
New York City Municipal Water Authority, 3.400%, due 02/15/08	14,200,000	14,200,000

55

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—(concluded)
Pennsylvania—0.08%
Montgomery County Industrial Development Authority, 3.100%, due 02/12/08	$5,000,000	$5,000,000
Tennessee—0.40%
Tennessee State School Bond Authority, 3.440%, due 02/11/08	15,400,000	15,400,000
3.450%, due 02/11/08	10,000,000	10,000,000
		25,400,000
Texas—1.43%
City of Houston, 3.380%, due 02/07/08	15,000,000	15,000,000
3.350%, due 03/10/08	10,000,000	10,000,000
Dallas Area Rapid Transit, 2.850%, due 03/05/08	10,000,000	10,000,000
Harris County Flood District, 3.000%, due 02/08/08	7,050,000	7,050,000
Harris County Metro Trust Authority, 3.300%, due 01/08/08	13,000,000	13,000,000
Harris County Toll Road, 3.450%, due 01/10/08	14,145,000	14,145,000
University of Texas, 3.400%, due 04/14/08	10,985,000	10,985,000
2.800%, due 06/06/08	10,000,000	10,000,000
		90,180,000
Washington—0.52%
King County Sewer Revenue, 3.350%, due 02/13/08	15,000,000	15,000,000
3.440%, due 03/10/08	11,300,000	11,300,000
3.450%, due 03/10/08	6,700,000	6,700,000
		33,000,000
Total tax-exempt commercial paper (cost—$459,684,000)		459,684,000
	Number of shares
Money market funds(3)—0.83%
AIM Tax Free Investments, 3.180%	18,100,000	18,100,000

56

UBS RMA Tax-Free Fund Inc.

Statement of net assets—December 31, 2007 (unaudited)

	Number of shares	Value
Money market funds(3)—(concluded)
BlackRock Liquidity Fund Municipal Fund Portfolio Institutional Class, 3.285%	34,400,000	$34,400,000
Total money market funds (cost—$52,500,000)		52,500,000
Total investments (cost—$6,385,019,765 which approximates cost for federal income tax purposes)—100.98%		6,385,019,765
Liabilities in excess of other assets—(0.98)%		(62,077,678)
Net assets (applicable to 6,323,443,082 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		$6,322,942,087
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 27.95% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Rates shown reflect yield at December 31, 2007.

ACES	Adjustable Convertible Extendable Securities
AID	Anticipation Certificates of Indebtedness
AMBAC	American Municipal Bond Assurance Corporation
CCAO	County Commissioners Association of Ohio
CIFG	CDC IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
GTD	Guaranteed
IBC	Insured Bond Certificate
I-PUTTERs	Income Gain Share Puttable Tax-Exempt Receipts
MBIA	Municipal Bond Investors Assurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2007 and reset periodically.
XLCA	XL Capital Assurance

Weighted average maturity—19 days

See accompanying notes to financial statements

57

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—92.77%
California Communities Notes Program Notes of Participations Tax and Revenue Anticipation Notes (County of Riverside), Series A-3, 4.500%, due 06/30/08	$10,000,000	$10,041,968
California, Daily Kindergarten Universal, Series A-1, 3.450%, VRD	400,000	400,000
Series B-2, 3.500%, VRD	13,400,000	13,400,000
California Department of Water Resources Power Supply Revenue, Series B-1, 3.530%, VRD	2,200,000	2,200,000
Series B-2, 3.540%, VRD	4,125,000	4,125,000
Series B-3, 3.500%, VRD	1,000,000	1,000,000
Series B-4, 3.570%, VRD	17,440,000	17,440,000
Series B-5, 3.520%, VRD	750,000	750,000
Series C-2 (AMBAC Insured), 3.350%, VRD	13,990,000	13,990,000
Series C-7 (FSA Insured), 3.280%, VRD	10,900,000	10,900,000
Series C-9, 3.300%, VRD	540,000	540,000
Subseries F-2, 3.450%, VRD	10,000,000	10,000,000
Subseries F-4, 3.530%, VRD	1,600,000	1,600,000
Subseries F-5, 3.540%, VRD	3,710,000	3,710,000
Subseries G-8 (MBIA Insured), 3.350%, VRD	5,835,000	5,835,000
California Educational Facilities Authority Revenue (Pepperdine University), (Pre-refunded with US Government Securities to 09/15/08 @ 101) 5.750%, due 09/15/08	2,420,000	2,491,240
California Educational Facilities Authority Revenue Refunding (Carnegie Institution of Washington), Series A, 3.350%, VRD	10,100,000	10,100,000

58

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
California Educational Facilities Authority Revenue Refunding (Stanford University), Series L-5, 3.200%, VRD	$1,765,000	$1,765,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A, 3.300%, VRD	3,900,000	3,900,000
California Health Facilities Financing Authority Revenue (Hospital Adventist Health Systems), Series A, 3.400%, VRD	2,335,000	2,335,000
California Health Facilities Financing Authority Revenue (Insured Hospital Adventist), Series A (MBIA Insured), 3.530%, VRD	3,440,000	3,440,000
California Health Facilities Financing Authority Revenue (Kaiser Permanente), Series C, 3.410%, VRD	21,100,000	21,100,000
California Infrastructure & Economic Development Bank Revenue (Buck Institute for Age Research), 3.300%, VRD	15,500,000	15,500,000
California Infrastructure & Economic Development Bank Revenue (Contemporary Jewish Museum), 3.470%, VRD	600,000	600,000
California Infrastructure & Economic Development Bank Revenue (India Community Center), 3.470%, VRD	100,000	100,000
California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust), Series B, 3.500%, VRD	8,120,000	8,120,000
California (Morgan Stanley Floater Certificates), Series 1599 (MBIA Insured), 3.470%, VRD(1),(2)	4,989,500	4,989,500
California Municipal Finance Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 3.470%, VRD	685,000	685,000
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacific Gas & Electric), Series C, 3.450%, VRD	7,235,000	7,235,000
Series F, 3.550%, VRD	5,100,000	5,100,000

59

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
California Pollution Control Financing Authority Pollution Control Revenue Refunding (Pacificorp), Series E, 3.550%, VRD	$5,900,000	$5,900,000
California Public Works Board Lease Revenue (Morgan Stanley Floater Certificates), Series 1717 (FGIC Insured), 3.520%, VRD(1),(2)	9,967,500	9,967,500
California Revenue Anticipation Notes, 4.000%, due 06/30/08	45,000,000	45,143,299
California School Cash Reserve Program Certificates of Participation 2007-2008, Series A, 4.250%, due 07/01/08	24,000,000	24,072,477
California, Series A-2, 3.520%, VRD	800,000	800,000
Series B, Subseries B-5, 3.250%, VRD	7,800,000	7,800,000
California Statewide Communities Development Authority Multi Family Revenue Refunding (Foxwoods Apartments), Series J, 3.060%, VRD	375,000	375,000
California Statewide Communities Development Authority Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 3.470%, VRD	5,420,000	5,420,000
California Statewide Communities Development Authority Revenue (Cathedral High School Project), 2.900%, VRD	6,810,000	6,810,000
California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series B, 3.410%, VRD	24,700,000	24,700,000
Series C, 3.350%, VRD	22,160,000	22,160,000
Series D, 3.350%, VRD	4,400,000	4,400,000
Series M, 3.410%, VRD	3,400,000	3,400,000
California Statewide Communities Development Authority Revenue (Masters College), 3.350%, VRD	400,000	400,000

60

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
California Statewide Communities Development Authority Revenue (North Peninsula Jewish Campus), 3.470%, VRD	$650,000	$650,000
California Statewide Communities Development Authority Revenue, Series J, 3.410%, VRD	18,500,000	18,500,000
California Statewide Communities Development Authority Revenue (Sweep Loan Program), Series A, 3.360%, VRD	13,480,000	13,480,000
California Statewide Communities Development Authority Revenue (Western University Health), Series A, 3.380%, VRD	10,000,000	10,000,000
California Transit Finance Authority (FSA Insured), 3.350%, VRD	4,200,000	4,200,000
California University Revenue (Citigroup ROCS, Series RR-II-R-11191) (FSA Insured), 3.480%, VRD(1),(2)	2,015,000	2,015,000
California, Weekly Kindergarten Universal, Public Series A-9, 3.310%, VRD	7,395,000	7,395,000
Alameda-Contra Costa Schools Financing Authority Certificates of Participation, Series K, 3.360%, VRD	5,000,000	5,000,000
Allan Hancock Joint Community College District (JP Morgan PUTTERs, Series 2350) (FSA Insured), 3.520%, VRD(1),(2)	4,745,000	4,745,000
Arcadia Unified School District (Morgan Stanley Floater Certificates), Series 1709 (FSA Insured), 3.470%, VRD(1),(2)	19,500,000	19,500,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Certificates of Participation Refunding, Series D, 3.520%, VRD	250,000	250,000
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Jewish Home San Francisco), 3.530%, VRD	14,000,000	14,000,000

61

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Association of Bay Area Governments Finance Authority for Nonprofit Corps. Revenue (Oshman Family Jewish Community), 3.460%, VRD	$2,800,000	$2,800,000
Bay Area Government Association Improvement Bond Act 1915 (Windemere Ranch Assessment District-1), (Pre-refunded with US Government Securities to 09/02/08 @ 102) 7.350%, due 09/02/08	6,820,000	7,141,459
7.450%, due 09/02/08	10,000,000	10,481,554
Bay Area Toll Authority Toll Bridge Revenue (San Francisco Bay Area), Series A (AMBAC Insured), 3.220%, VRD	32,740,000	32,740,000
Series A-1 (AMBAC Insured), 3.220%, VRD	10,000,000	10,000,000
Series A-2 (AMBAC Insured), 3.220%, VRD	6,400,000	6,400,000
Series B-2 (AMBAC Insured), 3.220%, VRD	10,000,000	10,000,000
Series G-1 (AMBAC Insured), 3.450%, VRD	12,500,000	12,500,000
Belmont-Redwood Shores School District (JP Morgan PUTTERs, Series 2103), (FSA Insured) 3.440%, VRD(2)	13,185,000	13,185,000
Calleguas-Las Virgines Financing Authority Revenue (Calleguas Municipal Water District Project), Series A (Bank of America Austin Certificates, Series 2007-2023) (FGIC Insured), 3.440%, VRD(1),(2)	5,160,000	5,160,000
Chino Basin Regional Financing Authority Revenue (Inland Empire Utilities), Series A (AMBAC Insured), 3.330%, VRD	2,345,000	2,345,000
Citrus Community College District (Morgan Stanley Floater Certificates), Series 1745 (MBIA Insured), 3.470%, VRD(1),(2)	5,490,000	5,490,000
Desert Sands California Unified School District (ABN AMRO MuniTops Certificates Trust, Series 2006-41) (AMBAC Insured), 3.440%, VRD(1),(2)	17,000,000	17,000,000

62

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
East Bay Municipal Utility District Wastewater Systems Revenue Refunding, Subseries 1 (XLCA Insured), 3.340%, VRD	$10,525,000	$10,525,000
Subseries A (Bank of America Austin Certificates, Series 2007-158) (AMBAC Insured), 3.440%, VRD(1),(2)	7,435,000	7,435,000
Subseries B (XLCA Insured), 3.400%, VRD	1,140,000	1,140,000
East Bay Municipal Utility District Water Systems Revenue (Citigroup Eagle Class A Certificates 20070069) (FGIC Insured), 3.520%, VRD(1),(2)	15,000,000	15,000,000
East Bay Municipal Utility District Water Systems Revenue (Morgan Stanley Floater Certificates), Series 1414 (MBIA Insured), 3.470%, VRD(1),(2)	2,400,000	2,400,000
East Bay Municipal Utility District Water Systems Revenue Refunding, Subseries B-1 (XLCA Insured), 3.340%, VRD	15,195,000	15,195,000
Foothill-De Anza Community College District (JP Morgan PUTTERs, Series 1837T) (AMBAC Insured), 3.570%, VRD(1),(2)	10,500,000	10,500,000
Foothill-De Anza Community College District (Morgan Stanley Floater Certificates), Series 1786 (AMBAC Insured), 3.470%, VRD(1),(2)	17,025,000	17,025,000
Series 1844 (AMBAC Insured), 3.470%, VRD(1),(2)	15,475,000	15,475,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 04-20), Series B, 3.470%, VRD	10,088,000	10,088,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 05-21), Series A, 3.470%, VRD	3,150,000	3,150,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 07-22), Series A, 3.470%, VRD	3,300,000	3,300,000
Irvine Improvement Bond Act 1915 Limited Obligation (Reassessment 85-7), Series A (FSA Insured), 3.470%, VRD	6,700,000	6,700,000

63

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Irvine Ranch Water District Consolidated Bonds, 3.470%, VRD	$665,000	$665,000
Series B, 3.470%, VRD	5,260,000	5,260,000
Irvine Ranch Water District (Improvement District No. 182), Series A, 3.500%, VRD	900,000	900,000
Irvine Ranch Water District (Improvement District No. 284), Series A, 3.500%, VRD	300,000	300,000
Irvine Ranch Water District (Nos. 105, 140, 240 & 250), 3.500%, VRD	4,000,000	4,000,000
Los Angeles Certificates of Participation (Loyola High School), Series A, 3.350%, VRD	700,000	700,000
Los Angeles County Tax and Revenue Anticipation Notes, 4.500%, due 06/30/08	25,000,000	25,104,920
Los Angeles Unified School District (Citigroup Eagle Class A Certificates 20070061) (AMBAC Insured), 3.470%, VRD(1),(2)	8,000,000	8,000,000
Los Angeles Unified School District (JP Morgan PUTTERs), Series 487, (FSA Insured), 3.420%, VRD(1),(2)	12,710,000	12,710,000
Series 1558, (FGIC Insured), 3.440%, VRD(1),(2)	13,975,000	13,975,000
Series 2016, (FSA Insured), 3.520%, VRD(1),(2)	12,600,000	12,600,000
Los Angeles Unified School District Refunding, Series B (Bank of America Austin Certificates, Series 2007-146) (FGIC Insured), 3.470%, VRD(1),(2)	7,230,000	7,230,000
Los Angeles Unified School District Tax and Revenue Anticipation Notes, Series A1, 4.000%, due 12/29/08	26,400,000	26,613,939
Los Angeles Wastewater Systems Revenue Refunding, Subseries A (XLCA Insured), 3.350%, VRD	2,400,000	2,400,000
Subseries B (FGIC Insured), 3.310%, VRD	16,800,000	16,800,000

64

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Los Angeles Water and Power Revenue (Citigroup ROCS, Series RR-II-R-500) (FSA Insured), 3.480%, VRD(1),(2)	$39,000,000	$39,000,000
Los Angeles Water and Power Revenue, Subseries A-3, 3.340%, VRD	6,600,000	6,600,000
Subseries A-4, 3.340%, VRD	5,000,000	5,000,000
Subseries B-2, 3.300%, VRD	1,500,000	1,500,000
Subseries B-3, 3.450%, VRD	9,000,000	9,000,000
Subseries B-6, 3.530%, VRD	2,300,000	2,300,000
Los Gatos Joint Union High School District (ABN AMRO MuniTops Certificates Trust, Series 2003-11) (FSA Insured), 3.430%, VRD(1),(2)	6,995,000	6,995,000
Mendocino-Lake Community College District (Morgan Stanley Floater Certificates), Series 1931 (MBIA Insured), 3.470%, VRD(1),(2)	11,330,000	11,330,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20040044), 3.470%, VRD(1),(2)	8,380,000	8,380,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup Eagle Class A Certificates 20070071), 3.470%, VRD(1),(2)	15,000,000	15,000,000
Metropolitan Water District Southern California Waterworks Revenue (Citigroup ROCS, Series RR-II-R-11301), 3.480%, VRD(1),(2)	4,300,000	4,300,000
Metropolitan Water District Southern California Waterworks Revenue Refunding, Series A, 3.300%, VRD	9,660,000	9,660,000
Series A-2, 3.200%, VRD	7,570,000	7,570,000
Series C-2, 3.300%, VRD	12,230,000	12,230,000

65

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Metropolitan Water District Southern California Waterworks Revenue, Series B-1, 3.200%, VRD	$7,830,000	$7,830,000
Series B-2, 3.470%, VRD	500,000	500,000
Series B-3, 3.520%, VRD	3,900,000	3,900,000
Series C-1, 3.470%, VRD	800,000	800,000
Series C-2, 3.570%, VRD	2,800,000	2,800,000
Modesto Irrigation District Financing Authority Revenue (Morgan Stanley Floater Certificates), Series 1849 (MBIA Insured), 3.490%, VRD(1),(2)	3,950,000	3,950,000
Oakland Alameda County Coliseum Authority Lease Revenue (Coliseum Project), Series C-2, 3.300%, VRD	15,000,000	15,000,000
3.360%, VRD	20,513,000	20,513,000
Oakland Certificates of Participation (Capital Equipment Project), 3.350%, VRD	8,000,000	8,000,000
Orange County Apartment Development Revenue (Seaside Meadow Partners), Series C (FHLMC Insured), 3.320%, VRD	13,200,000	13,200,000
Orange County Improvement Board (Assessment District No. 88-1), 3.530%, VRD	500,000	500,000
Orange County Water District Revenue Certificates of Participation, Series A, 3.330%, VRD	40,000,000	40,000,000
Poway Unified School District (Citigroup ROCS, Series RR-II-R-12224) (FSA Insured), 3.480%, VRD(1),(2)	7,100,000	7,100,000
Richmond Improvement Bond Act 1915 Limited Obligation (Improvement District No. 99-01), (Pre-refunded with US Government Securities to 09/02/08 @ 101) 7.200%, due 09/02/08	7,870,000	8,161,635

66

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Riverside Community College District (JP Morgan PUTTERs, Series 916) (FSA Insured), 3.440%, VRD(1),(2)	$4,230,000	$4,230,000
Riverside County Certificates of Participation (ACES Riverside County Public Facility), Series A, 3.360%, VRD	4,400,000	4,400,000
Rowland Unified School District (Morgan Stanley Floater Certificates), Series 1484 (FSA Insured), 3.470%, VRD(1),(2)	3,155,000	3,155,000
Sacramento County Certificates of Participation (Administration Center and Courthouse Project), 3.350% , VRD	6,135,000	6,135,000
Sacramento Municipal Utility District Electric Revenue (ABN AMRO MuniTops Certificates Trust, Series 2003-17) (MBIA Insured), 3.440%, VRD(1),(2)	21,870,000	21,870,000
San Bernardino County Certificates of Participation (County Center Refinancing Project), 3.350%, VRD	10,300,000	10,300,000
San Diego Community College District (Citigroup ROCS, Series RR-II-R-12197) (FSA Insured), 3.530%, VRD(1),(2)	16,830,000	16,830,000
San Diego County and School District Tax and Revenue Anticipation Notes, Series A, 4.500%, due 06/30/08	7,000,000	7,030,052
San Diego County Water Authority Water Revenue Certificates of Participation (JP Morgan PUTTERs, Series 2334) (FSA Insured), 3.440%, VRD(1),(2)	5,120,000	5,120,000
San Francisco Bay Area Rapid Transportation District Sales Tax Revenue (ABN AMRO MuniTops Certificates Trust, Series 2007-12) (FSA Insured), 3.440%, VRD(1),(2)	1,675,000	1,675,000
San Francisco City and County Airports Community International Airport Revenue Refunding, Second Series 33I (XLCA Insured), 3.600%, VRD	4,350,000	4,350,000
Series 33J (XLCA Insured), 3.250%, VRD	18,200,000	18,200,000
San Francisco City and County Redevelopment Agency Revenue (Community Facilities District No. 4), 3.350%, VRD	14,340,000	14,340,000

67

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
San Jose Redevelopment Agency Revenue (Merged Area Redevelopment Project), Series A, 3.310%, VRD	$2,610,000	$2,610,000
San Luis, Obispo County Financing Authority Revenue (Citigroup ROCS, Series RR-II-R-12015) (MBIA Insured), 3.480%, VRD(1),(2)	7,830,000	7,830,000
San Mateo County Transportation District Sales Tax Revenue Refunding, Series A (ABN AMRO MuniTops Certificates Trust, Series 2006-19) (MBIA Insured), 3.440%, VRD(1),(2)	13,660,000	13,660,000
Santa Ana Health Facilities Revenue (Multi Modal Town and County), 3.550%, VRD	1,000,000	1,000,000
Santa Clara County Financing Authority Lease Revenue (Housing Authority Office Project), Series A, 3.350%, VRD	475,000	475,000
Santa Clara Unified School District Tax and Revenue Anticipation Notes, 4.500%, due 07/01/08	12,000,000	12,051,818
Santa Clarita Community College District (Morgan Stanley Floater Certificates), Series 1828 (MBIA Insured), 3.470%, VRD(1),(2)	18,115,000	18,115,000
Santa Cruz County Redevelopment Agency Tax Allocation (Live Oak/Soquel Community Improvement), (Pre-refunded with US Government Securities to 03/01/08 @ 102) 5.600%, due 03/01/08	1,455,000	1,485,482
Sequoia Union High School District (Morgan Stanley Floater Certificates), Series 2160 (FSA Insured), 3.450%, VRD(1),(2)	4,110,000	4,110,000
Simi Valley Multi-Family Housing Revenue Refunding (Lincoln Wood Ranch) (FHLMC Insured), 3.330%, VRD	15,050,000	15,050,000
Southern California Public Power Authority Transmission Project Revenue Refunding (Southern Transmission), Series B (FSA Insured), 3.300%, VRD	5,265,000	5,265,000
State Center Community College District (JP Morgan PUTTERs, Series 1972) (FSA Insured), 3.440%, VRD(1),(2)	3,735,000	3,735,000

68

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(concluded)
Stockton Unified School District (JP Morgan PUTTERs, Series 2357) (FSA Insured), 3.440%, VRD(1),(2)	$5,000,000	$5,000,000
Turlock Irrigation District Certificates of Participation (Capital Improvement and Refunding Project), 3.530%, VRD	2,900,000	2,900,000
University of California Regents Pooled Revenue (Bank of America Austin Certificates, Series 2007-118) (MBIA Insured), 3.440%, VRD(1),(2)	10,325,000	10,325,000
University of California Regents Pooled Revenue, Series B-1, 3.440%, VRD	475,000	475,000
University of California Revenue (Bank of America Austin Certificates, Series 2007-119) (FSA Insured), 3.440%, VRD(1),(2)	9,970,000	9,970,000
University of California Revenue (Citigroup ROCS, Series RR-II-R-449) (FGIC Insured), 3.530%, VRD(1),(2)	3,750,000	3,750,000
University of California Revenue (Citigroup ROCS, Series RR-II-R-11253) (FGIC Insured), 3.530%, VRD(1),(2)	15,410,000	15,410,000
University of California Revenue (JP Morgan PUTTERs, Series 1671), 3.440%, VRD(1),(2)	6,100,000	6,100,000
Total municipal bonds and notes (cost—$1,362,982,843)		1,362,982,843
Municipal asset-backed security (multiple underlying bonds)—1.07%
JP Morgan Chase & Co. I-PUTTERs Trust, Series 1711P (FSA Insured), 3.540%, VRD(1),(2) (cost—$15,650,000)	15,650,000	15,650,000
Tax-exempt commercial paper—4.92%
California Educational Facilities Authority Revenue Refunding (Carnegie Institute of Washington), 3.120%, due 03/11/08	9,000,000	9,000,000
2.700%, due 04/08/08	8,500,000	8,500,000
California Educational Facilities Authority Revenue Refunding (Stanford University), 3.350%, due 01/10/08	2,751,000	2,751,000

69

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—(concluded)
California Statewide Communities Development Authority Revenue (Kaiser Permanente), 3.300%, due 02/13/08	$5,000,000	$5,000,000
Contra Costa Transportation Authority, 3.300%, due 03/07/08	8,000,000	8,000,000
Contra Costa Water District, Series A, 3.020%, due 02/12/08	11,500,000	11,500,000
Northern California Transmission Agency, 2.950%, due 01/04/08	300,000	300,000
3.250%, due 01/04/08	10,000,000	10,000,000
Riverside County Transportation, 3.280%, due 03/12/08	10,500,000	10,500,000
San Diego County Regional Airport, 3.470%, due 01/10/08	5,000,000	5,000,000
San Diego County Regional Transportation Commission, 3.350%, due 02/11/08	1,726,000	1,726,000
Total tax-exempt commercial paper (cost—$72,277,000)		72,277,000
	Number of shares
Money market fund(3)—0.54%
BlackRock Liquidity Fund California Municipal Fund Portfolio Institutional Class, 3.252% (cost—$8,000,000)	8,000,000	8,000,000
Total investments (cost—$1,458,909,843 which approximates cost for federal income tax purposes)—99.30%		1,458,909,843
Other assets in excess of liabilities—0.70%		10,293,366
Net assets (applicable to 1,469,554,831 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,469,203,209
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 30.89% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Rate shown reflects yield at December 31, 2007.

70

UBS RMA California Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

ACES	Adjustable Convertible Extendable Securities
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FSA	Financial Security Assurance
I-PUTTERS	Income Gain Share Puttable Tax-Exempt Receipts
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2007 and reset periodically.
XLCA	XL Capital Assurance

Weighted average maturity—31 days

See accompanying notes to financial statements

71

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—92.34%
New York State Dormitory Authority Revenue (Cornell University), Series B, 3.350%, VRD	$21,285,000	$21,285,000
Series B, 3.730%, VRD	5,865,000	5,865,000
New York State Dormitory Authority Revenue (Mental Health Facilities Improvement), Series F-2B (FSA Insured), 3.450%, VRD	8,430,000	8,430,000
New York State Dormitory Authority Revenue (Mental Health Services), Subseries D-2B (FSA Insured), 3.350%, VRD	10,350,000	10,350,000
New York State Dormitory Authority Revenue (Metropolitan Museum of Art), 3.350%, VRD	5,847,000	5,847,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Columbia University), Series B, 3.350%, VRD	15,300,000	15,300,000
New York State Dormitory Authority Revenue (Oxford University Press Inc.), 3.730%, VRD	4,400,000	4,400,000
New York State Dormitory Authority Revenue Secondary Issues (Citigroup Eagle Class A Certificates 200070096), 3.480%, VRD(1),(2)	7,000,000	7,000,000
New York State Dormitory Authority Revenue Secondary Issues (Morgan Stanley Floater Certificates), Series 1971, 3.480%, VRD(1),(2)	5,128,000	5,128,000
New York State Dormitory Authority Revenue Secondary Issues (Wachovia Bank Merlots), Series A-06 (FSA Insured), 3.500%, VRD(1),(2)	4,210,000	4,210,000
New York State Dormitory Authority State Personal Income Tax Revenue Refunding (Education), Series C (AMBAC Insured), 3.500%, VRD	20,000,000	20,000,000
New York State Energy Research & Development Authority Facilities Revenue (Con Edison), Subseries A-1, 3.390%, VRD	6,000,000	6,000,000

72

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York State Housing Finance Agency Revenue (Housing Historic Front Street), Series A, 3.380%, VRD	$15,100,000	$15,100,000
New York State Housing Finance Agency Revenue (Normandie Court I Project), 3.350%, VRD	9,680,000	9,680,000
New York State Housing Finance Agency Revenue (North End), Series A (FNMA Insured), 3.350%, VRD	5,000,000	5,000,000
New York State Housing Finance Agency Service Contract Revenue Refunding, Series A, 3.400%, VRD	20,100,000	20,100,000
Series D, 3.400%, VRD	9,700,000	9,700,000
Series I, 3.350%, VRD	13,500,000	13,500,000
New York State Local Government Assistance Corp., Series B, 3.350%, VRD	5,500,000	5,500,000
Series C, 3.350%, VRD	13,200,000	13,200,000
Series G, 3.370%, VRD	13,665,000	13,665,000
New York State Thruway Authority Highway & Bridge Trust Fund (JP Morgan PUTTERs, Series 2032) (AMBAC Insured), 3.470%, VRD(1),(2)	6,995,000	6,995,000
New York State Thruway Authority Personal Income Tax Revenue (JP Morgan PUTTERs, Series 1186) (FSA Insured), 3.470%, VRD(1),(2)	6,225,000	6,225,000
New York State Thruway Authority Second Generation Highway & Bridge Trust Fund (JP Morgan PUTTERs, Series 1413) (AMBAC Insured), 3.470%, VRD(1),(2)	5,780,000	5,780,000
New York State Thruway Authority Second Generation Highway & Bridge Trust Fund (Wachovia Bank Merlots), Series H-02 (AMBAC Insured), 3.490%, VRD(1),(2)	4,175,000	4,175,000

73

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York State Thruway Authority Service Contract Revenue (Citigroup ROCS RR II R-10132) (AMBAC Insured), 3.490%, VRD(1),(2)	$4,280,000	$4,280,000
New York State Thruway Authority Service Contract Revenue (JP Morgan PUTTERs, Series 145) (AMBAC Insured), 3.470%, VRD(1),(2)	10,000,000	10,000,000
New York State Urban Development Corp. Revenue (Morgan Stanley Floater Certificates), Series 1718, 3.480%, VRD(1),(2)	6,700,000	6,700,000
New York State Urban Development Corp. Revenue (State Facilities & Equipment), Subseries A-3-A (CIFG Insured), 3.420%, VRD	5,000,000	5,000,000
Subseries A-3-B (CIFG Insured), 3.360%, VRD	14,000,000	14,000,000
Subseries A-3-C (CIFG Insured), 3.400%, VRD	21,315,000	21,315,000
Bellmore Union Free School District Tax Anticipation Notes, 4.000%, due 06/27/08	1,700,000	1,703,387
Board of Cooperative Educational Services First Supervisory District Revenue Anticipation Notes, 4.250%, due 06/27/08	3,000,000	3,006,601
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 3.390%, VRD	6,335,000	6,335,000
Dutchess County Industrial Development Agency Civic Facilities Revenue (Trinity-Pawling School Corp.), 3.390%, VRD	4,000,000	4,000,000
East Hampton Township Bond Anticipation Notes, Series B, 4.250%, due 08/28/08	3,583,000	3,597,095
Series D, 3.750%, due 11/25/08	3,000,000	3,012,270
Erie County Industrial Development Agency Civic Facilities Revenue (Our Lady of Victory Corp.), Series A, 3.370%, VRD	10,220,000	10,220,000
Erie County Industrial Development Agency School Facilities Revenue (JP Morgan PUTTERs, Series 2090) (FSA Insured), 3.470%, VRD(1),(2)	14,800,000	14,800,000

74

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Erie County Water Authority (AMBAC Insured), 3.380%, VRD	$6,550,000	$6,550,000
Herricks Union Free School District Tax Anticipation Notes, 4.000%, due 06/27/08	2,000,000	2,003,490
4.125%, due 06/27/08	5,200,000	5,212,392
Hewlett-Woodmere Union Free School District Bond Anticipation Notes, 4.000%, due 11/05/08	11,800,000	11,862,563
Jay Street Development Corp. New York City Facility Lease Revenue (Jay Street Project), Series A-3, 3.390%, VRD	20,000,000	20,000,000
Kings Park Central School District Tax Anticipation Notes, 4.000%, due 06/27/08	12,000,000	12,031,306
Livingston County Industrial Development Agency Civic Facilities Revenue Refunding (Red Jacket/Nicholas), Series A, 3.370%, VRD	2,513,000	2,513,000
Long Island Power Authority Electric Systems Revenue (Morgan Stanley Floater Certificates), Series 1943 (FSA Insured), 3.480%, VRD(1),(2)	11,578,000	11,578,000
Long Island Power Authority Electric Systems Revenue, Series D (FSA Insured), 3.400%, VRD	1,660,000	1,660,000
Series E (FSA Insured), 3.400%, VRD	4,425,000	4,425,000
Series F (FSA Insured), 3.400%, VRD	3,800,000	3,800,000
Series G (FSA Insured), 3.370%, VRD	4,725,000	4,725,000
Subseries 1-A, 3.350%, VRD	5,000,000	5,000,000
Subseries 3-B, 3.570%, VRD	16,200,000	16,200,000
Merrick Union Free School District Tax Anticipation Notes, 4.250%, due 06/24/08	1,000,000	1,002,445
Metropolitan Transit Authority New York Dedicated Tax Fund (ABN AMRO MuniTops Certificates Trust, Series 2006-49) (MBIA Insured), 3.470%, VRD(1),(2)	10,375,000	10,375,000

75

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
Metropolitan Transportation Authority Commuter Facilities Revenue, Series A (MBIA Insured), 6.100%, due 07/01/08	$1,800,000	$1,828,846
Series B (MBIA Insured), 6.100%, due 07/01/08	3,100,000	3,149,679
Metropolitan Transportation Authority Dedicated Tax Fund, Series D-1 (AMBAC Insured), 3.500%, VRD	2,250,000	2,250,000
Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070074) (FSA Insured), 3.480%, VRD(1),(2)	9,850,000	9,850,000
Metropolitan Transportation Authority Revenue (Citigroup Eagle Class A Certificates 20070095) (FSA Insured), 3.480%, VRD(1),(2)	6,000,000	6,000,000
Metropolitan Transportation Authority Revenue (JP Morgan PUTTERs, Series 1659) (FSA Insured), 3.470%, VRD(1),(2)	6,790,000	6,790,000
Mineola Union Free School District Tax Anticipation Notes, 4.250%, due 06/27/08	16,500,000	16,538,649
New York City Housing Development Corp. Multi-Family Mortgage Revenue (The Crest), Series A, 3.450%, VRD	33,500,000	33,500,000
New York City Housing Development Corp. Multi-Family Rental Housing (Queenswood Apartments), Series A (FHLMC Insured), 3.370%, VRD	6,500,000	6,500,000
New York City Industrial Development Agency Civic Facility Revenue (Allen Stevenson School), 3.450%, VRD	5,455,000	5,455,000
New York City Industrial Development Agency Civic Facility Revenue (Center for Jewish History Project), 3.440%, VRD	21,585,000	21,585,000
New York City Industrial Development Agency Civic Facility Revenue (Convent Sacred Heart School), 3.360%, VRD	3,150,000	3,150,000
New York City Industrial Development Agency Civic Facility Revenue (Ethical Culture School Project), Series A (XLCA Insured), 3.490%, VRD	5,300,000	5,300,000

76

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York City Industrial Development Agency Civic Facility Revenue Refunding & Improvement (American Civil Project), 3.700%, VRD	$7,300,000	$7,300,000
New York City Industrial Development Agency Revenue (Liberty 1 Bryant Park LLC), Series A, 3.480%, VRD	4,800,000	4,800,000
Series B, 3.740%, VRD	31,050,000	31,050,000
New York City Industrial Development Agency Revenue (Liberty 123 Washington Project), 3.450%, VRD	32,500,000	32,500,000
New York City (Morgan Stanley Floater Certificates), Series 1973, 3.480%, VRD(1),(2)	8,845,000	8,845,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series CC-1, 3.600%, VRD	350,000	350,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Series C (ABN AMRO MuniTops Certificates Trust, Series 2006-3) (XLCA Insured), 3.650%, VRD(1),(2)	8,335,000	8,335,000
New York City Municipal Water Authority (Bank of America Austin Certificates, Series 2007-132), 3.470%, VRD(1),(2)	6,000,000	6,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (ABN AMRO MuniTops Certificates Trust, Series 2004-46) (FSA Insured), 3.470%, VRD(1),(2)	12,000,000	12,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series AA-1, 3.530%, VRD	7,100,000	7,100,000
Series AA-2, 3.600%, VRD	1,225,000	1,225,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries C-1, 3.650%, VRD	6,500,000	6,500,000

77

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York City, Series C, 3.380%, VRD	$950,000	$950,000
Series E, 5.000%, due 11/01/08	2,000,000	2,033,340
Series E, Subseries E-2, 3.600%, VRD	880,000	880,000
Series F-3, 3.370%, VRD	9,000,000	9,000,000
Series I, Subseries I-3, 3.650%, VRD	700,000	700,000
Series I, Subseries I-5, 3.530%, VRD	2,600,000	2,600,000
Series I, Subseries I-6, 3.530%, VRD	3,425,000	3,425,000
Subseries A-4, 3.600%, VRD	700,000	700,000
Subseries A-4, 3.650%, VRD	1,900,000	1,900,000
Subseries A-5, 3.420%, VRD	4,520,000	4,520,000
Subseries A-6 (FSA Insured), 3.600%, VRD	1,050,000	1,050,000
Subseries E-4, 3.530%, VRD	7,900,000	7,900,000
Subseries E-5, 3.650%, VRD	3,660,000	3,660,000
Subseries H-1, 3.600%, VRD	2,450,000	2,450,000
Subseries H-2, 3.380%, VRD	1,400,000	1,400,000
Subseries H-2, 3.570%, VRD	100,000	100,000
New York City Transitional Finance Authority (Future Tax Secured), Subseries C-5, 3.670%, VRD	900,000	900,000
New York City Transitional Finance Authority (New York City Recovery), Series 3, Subseries 3-E, 3.700%, VRD	9,075,000	9,075,000
New York City Transitional Finance Authority Revenue (Depfa Floating Certificates, Series 3000), 3.470%, VRD(1),(2)	4,000,000	4,000,000

78

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New York City Transitional Finance Authority Revenue (New York City Recovery), Series 1, Subseries 2-C, 3.670%, VRD	$4,450,000	$4,450,000
New York City Trust for Cultural Resources Revenue (Museum of Broadcasting), 3.350%, VRD	9,215,000	9,215,000
Oneida County Industrial Development Agency Revenue Civic Facilities (Hamilton College) (MBIA Insured), 3.500%, VRD	13,915,000	13,915,000
Onondaga County Industrial Development Agency Civic Facilities Revenue (Syracuse Home Association Project), 3.370%, VRD	7,000,000	7,000,000
Otsego County Industrial Development Agency Civic Facilities Revenue (Mary Imogene Bassett), Series A, 3.430%, VRD	4,375,000	4,375,000
Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3, 3.560%, VRD	7,975,000	7,975,000
Series 5, 3.560%, VRD	7,300,000	7,300,000
Riverhead Industrial Development Agency Civic Facilities Revenue (Central Suffolk Hospital Project), 3.370%, VRD	4,000,000	4,000,000
Riverhead Industrial Development Agency Civic Facilities Revenue Refunding (Central Suffolk Hospital), Series C, 3.370%, VRD	8,835,000	8,835,000
Rockland County Industrial Development Agency Civic Facilities Revenue (Rockland Jewish Community Center), 3.450%, VRD	7,000,000	7,000,000
Rockville Centre Union Free School District Tax Anticipation Notes, 4.000%, due 06/27/08	6,000,000	6,014,227
Saratoga County Industrial Development Agency Civic Facilities Revenue (Saratoga Hospital Project), Series A, 3.410%, VRD	3,955,000	3,955,000
Suffolk County Tax Anticipation Notes, 3.500%, due 08/14/08(3)	26,000,000	26,109,720

79

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(concluded)
Suffolk County Water Authority Bond Anticipation Notes, 3.350%, VRD	$18,700,000	$18,700,000
Tompkins County Industrial Development Agency Revenue (Civic Facilities Cornell), Series A, 3.350%, VRD	16,080,000	16,080,000
Triborough Bridge & Tunnel Authority Revenue (Citigroup ROCS, Series RR II R-11225) (AMBAC Insured), 3.500%, VRD(1),(2)	6,500,000	6,500,000
Triborough Bridge & Tunnel Authority Revenue (General Purpose), Series C (AMBAC Insured), 3.390%, VRD	17,400,000	17,400,000
Triborough Bridge & Tunnel Authority Revenue (JP Morgan PUTTERs), Series 304 (MBIA Insured), 3.470%, VRD(1),(2)	7,920,000	7,920,000
Series 1916, 3.470%, VRD(1),(2)	7,595,000	7,595,000
Triborough Bridge & Tunnel Authority Revenue Refunding (ABN AMRO MuniTops Certificates Trust, Series 2002-31) (MBIA Insured), 3.470%, VRD(1),(2)	19,650,000	19,650,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-3, 3.380%, VRD	4,600,000	4,600,000
Triborough Bridge & Tunnel Authority Revenue, Series A, 3.350%, VRD	15,000,000	15,000,000
Total municipal bonds and notes (cost—$998,077,010)		998,077,010
Tax-exempt commercial paper—10.14%
New York City General Obligation Bonds 3.150%, due 03/07/08	10,500,000	10,500,000
New York City Municipal Water Authority 3.520%, due 01/17/08	7,000,000	7,000,000
New York State Environmental Quality 3.370%, due 03/11/08	4,500,000	4,500,000

80

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Tax-exempt commercial paper—(concluded)
New York State Power Authority 3.170%, due 01/08/08	$2,500,000	$2,500,000
3.240%, due 01/09/08	13,000,000	13,000,000
3.280%, due 01/10/08	10,300,000	10,300,000
3.340%, due 01/10/08	1,662,000	1,662,000
3.470%, due 01/10/08	2,000,000	2,000,000
3.500%, due 01/10/08	9,000,000	9,000,000
3.330%, due 01/17/08	3,500,000	3,500,000
2.970%, due 01/18/08	10,805,000	10,805,000
Metropolitan Transportation Authority 3.050%, due 06/11/08	10,000,000	10,000,000
Port Authority of New York & New Jersey 3.300%, due 02/11/08	13,875,000	13,875,000
2.840%, due 03/10/08	11,035,000	11,035,000
Total tax-exempt commercial paper (cost—$109,677,000)		109,677,000
	Number of shares
Money market fund(4)—1.02%
BlackRock Liquidity Fund New York Municipal Fund Portfolio Institutional Class, 3.215% (cost—$11,000,000)	11,000,000	11,000,000
Total investments (cost—$1,118,754,010 which approximates cost for federal income tax purposes)—103.50%		1,118,754,010
Liabilities in excess of other assets—(3.50)%		(37,879,067)
Net assets (applicable to 1,080,989,498 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$1,080,874,943
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 18.57% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(3)	Security purchased on a when-issued basis. When issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
(4)	Rate shown reflects yield at December 31, 2007.

81

UBS RMA New York Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

AMBAC	American Municipal Bond Assurance Corporation
CIFG	CDC IXIS Financial Guaranty
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2007 and reset periodically.
XLCA	XL Capital Assurance

Weighted average maturity—26 days

See accompanying notes to financial statements

82

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—87.46%
New Jersey Economic Development Authority Manufacturing Facilities Revenue (Commerce Center Project), 3.370%, VRD	$320,000	$320,000
New Jersey Economic Development Authority Pollution Control Revenue Refunding (Exxon Project), 3.370%, VRD	1,150,000	1,150,000
New Jersey Economic Development Authority Revenue (Bayonne Project Improvement), Series A, 3.600%, VRD	2,375,000	2,375,000
Series B, 3.600%, VRD	2,790,000	2,790,000
Series C, 3.600%, VRD	10,150,000	10,150,000
New Jersey Economic Development Authority Revenue (RFC Container Co., Inc.), 3.410%, VRD(1)	650,000	650,000
New Jersey Economic Development Authority Revenue (Crowley Liner Services Project), 3.430%, VRD	4,095,000	4,095,000
New Jersey Economic Development Authority Revenue (Hun School Princeton Project), 3.370%, VRD	855,000	855,000
New Jersey Economic Development Authority Revenue (JP Morgan PUTTERs, Series 853) (FSA Insured), 3.460%, VRD(2),(3)	1,775,000	1,775,000
New Jersey Economic Development Authority Revenue (Kenwood USA Corp. Project), 3.400%, VRD	405,000	405,000
New Jersey Economic Development Authority Revenue (Lawrenceville School Project), 3.650%, VRD	3,000,000	3,000,000
Series B, 3.350%, VRD	7,900,000	7,900,000
New Jersey Economic Development Authority Revenue (MZR Real Estate Project), Series A, 3.530%, VRD(1)	2,845,000	2,845,000
New Jersey Economic Development Authority Revenue (Republic Services, Inc. Project), 3.500%, VRD(1)	2,910,000	2,910,000

83

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Economic Development Authority Revenue (Stolthaven Project), Series A, 3.570%, VRD	$5,105,000	$5,105,000
New Jersey Economic Development Authority Revenue (Thermal Energy Limited Partnership), 3.500%, VRD(1)	1,440,000	1,440,000
New Jersey Economic Development Authority Revenue Refunding (El Dorado Terminals), Series B, 3.600%, VRD	500,000	500,000
New Jersey Economic Development Authority Revenue Refunding (First Mortgage Franciscan), 3.410%, VRD	600,000	600,000
New Jersey Economic Development Authority School Revenue (Blair Academy Project), 3.380%, VRD	300,000	300,000
New Jersey Economic Development Authority School Revenue (Facilities Construction), Subseries R-1, 3.530%, VRD	7,510,000	7,510,000
Subseries R-3, 3.580%, VRD	10,450,000	10,450,000
New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC), 3.500%, VRD(1)	3,200,000	3,200,000
New Jersey Economic Development Authority Transportation, (Floating Rate-TRS, Series N-10 Regulation D) (AMBAC Insured), 3.140%, VRD(2),(3)	9,150,000	9,150,000
New Jersey Educational Facilities Authority (Princeton University), Series B, 3.500%, VRD	3,813,000	3,813,000
Series B, 3.650%, VRD	9,613,000	9,613,000
New Jersey Educational Facilities Authority Revenue Refunding (Institutional Advanced Study), Series B, 3.050%, VRD	8,300,000	8,300,000
New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1, 3.410%, VRD	4,555,000	4,555,000

84

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Health Care Facilities Authority (Robert Wood Johnson University), 3.380%, VRD	$2,585,000	$2,585,000
New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B, 3.060%, VRD	1,800,000	1,800,000
New Jersey Health Care Facilities Financing Authority Revenue (Childrens Specialized), Series B, 3.380%, VRD	500,000	500,000
New Jersey Health Care Facilities Financing Authority Revenue (Computer Program), Series A-1, 3.400%, VRD	5,000,000	5,000,000
Subseries A-2, 3.370%, VRD	8,220,000	8,220,000
Subseries A-3, 3.360%, VRD	610,000	610,000
Subseries A-5, 3.400%, VRD	1,660,000	1,660,000
Subseries A-6, 3.360%, VRD	570,000	570,000
New Jersey Health Care Facilities Financing Authority Revenue (Matheny School Hospital), Series A-2, 3.380%, VRD	2,300,000	2,300,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A3, 3.380%, VRD	7,690,000	7,690,000
Series A4, 3.390%, VRD	1,180,000	1,180,000
New Jersey Health Care Facilities Financing Authority Revenue (Southern Ocean County Hospital), 3.410%, VRD	3,620,000	3,620,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), 3.380%, VRD	7,235,000	7,235,000
New Jersey Health Care Facilities Financing Authority (St. Barnabas Health Care System), Series A, 3.430%, VRD	3,040,000	3,040,000

85

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(continued)
New Jersey Sports & Exposition Authority, Series B-1 (MBIA Insured), 3.400%, VRD	$923,000	$923,000
Series B-2 (MBIA Insured), 3.450%, VRD	85,000	85,000
New Jersey State Housing & Mortgage Finance Agency Multi Family Revenue, Series H (FSA Insured), 3.400%, VRD	1,165,000	1,165,000
New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N, 3.060%, VRD	1,470,000	1,470,000
New Jersey State Tax & Revenue Anticipation Notes, 4.500%, due 06/24/08	2,000,000	2,008,204
New Jersey State Transportation Trust Fund Authority (JP Morgan PUTTERs, Series 1144) (FSA Insured), 3.460%, VRD(2),(3)	2,295,000	2,295,000
New Jersey State Transportation Trust Fund Authority (Transportation System), Series A, 5.250%, due 06/15/08	1,500,000	1,511,885
Series C, 5.000%, due 06/15/08	1,200,000	1,208,768
New Jersey State Turnpike Authority Turnpike Revenue, Series C-1 (FSA Insured), 3.350%, VRD	4,500,000	4,500,000
New Jersey Turnpike Authority Revenue, Series C-2 (FSA Insured), 3.350%, VRD	7,400,000	7,400,000
East Brunswick Township Bond Anticipation Notes, 4.250%, due 02/21/08	4,000,000	4,003,342
Egg Harbor Township Bond Anticipation Notes, 4.250%, due 09/26/08	5,315,000	5,338,371
Essex County Improvement Authority Revenue (ACES Pooled Governmental Loan Program), 3.430%, VRD	600,000	600,000
Linden Bond Anticipation Notes, 4.000%, due 05/29/08	1,914,000	1,916,250

86

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Face amount	Value
Municipal bonds and notes—(concluded)
Port Authority of New York and New Jersey (JP Morgan PUTTERs), Series 1969 (FGIC Insured), 3.540%, VRD(1),(2),(3)	$3,075,000	$3,075,000
Series 2092 (FSA Insured), 3.460%, VRD(2),(3)	3,000,000	3,000,000
Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 1R, 3.690%, VRD(1)	800,000	800,000
Series 2, 3.570%, VRD	6,300,000	6,300,000
Series 3, 3.560%, VRD	4,985,000	4,985,000
Series 5, 3.560%, VRD	3,200,000	3,200,000
Ridgewood Bond Anticipation Notes, 4.250%, due 06/27/08	4,856,000	4,867,588
Rutgers State University Refunding, Series A, 3.470%, VRD	12,140,000	12,140,000
Salem County Improvement Authority Revenue (Friends Home Woodstown, Inc.), 3.430%, VRD	495,000	495,000
Union County Industrial Pollution Control Financing Authority Pollution Control Revenue Refunding (Exxon Project), 3.370%, VRD	11,400,000	11,400,000
Washington Township Morris County Bond Anticipation Notes, 4.250%, due 07/25/08	2,700,000	2,706,873
Total municipal bonds and notes (cost—$239,160,281)		239,160,281
Tax-exempt commercial paper—1.51%
New Jersey Economic Development Authority Revenue (Keystone Energy Service Co.), 2.820%, due 04/09/08	3,000,000	3,000,000
Port Authority of New York & New Jersey, 2.780%, due 03/06/08	1,140,000	1,140,000
Total tax-exempt commercial paper (cost—$4,140,000)		4,140,000

87

UBS RMA New Jersey Municipal Money Fund

Statement of net assets—December 31, 2007 (unaudited)

	Number of shares	Value
Money market fund(4)—1.83%
BlackRock Liquidity Fund New Jersey Municipal Fund Portfolio Institutional Class, 3.076% (cost—$5,000,000)	5,000,000	$5,000,000
Total investments (cost—$248,300,281 which approximates cost for federal income tax purposes)—90.80%		248,300,281
Other assets in excess of liabilities—9.20%		25,163,250
Net assets (applicable to 273,449,473 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%		$273,463,531
(1)	Securities subject to Alternative Minimum Tax.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 7.06% of net assets as of December 31, 2007, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

(4)	Rate shown reflects yield at December 31, 2007.

ACES	Adjustable Convertible Extendable Securities
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance
MBIA	Municipal Bond Investors Assurance
PUTTERs	Puttable Tax-Exempt Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of December 31, 2007 and reset periodically.

Weighted average maturity—20 days

See accompanying notes to financial statements

88

UBS RMA

Understanding your funds’ expenses (unaudited)

As a shareholder of the Funds*, you incur ongoing costs, including management fees, service fees (12b-1 or non-12b-1 fees) and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2007 to December 31, 2007.

Actual expenses

The first line in the following table for each Fund provides information about its actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each respective Fund under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the following table for each Fund provides information about hypothetical account values and hypothetical expenses based on that Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not that Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds.

To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line of the table for each Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

*	Collectively refers to UBS RMA Money Market Portfolio, UBS RMA U.S. Government Portfolio, UBS RMA Tax-Free Fund Inc., UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund.

89

UBS RMA

Understanding your funds’ expenses (unaudited) (continued)

The example does not reflect Resource Management Account® (RMA®) Program, Business Services Account BSA® Program or other similar program fees as these are external to the Funds and relate to those programs.

UBS RMA Money Market Portfolio

	Beginning account value July 1, 2007	Ending account value December 31, 2007	Expenses paid during period(1) 07/01/07 to 12/31/07
Actual	$1,000.00	$1,023.20	$2.90
Hypothetical (5% annual return before expenses)	1,000.00	1,022.27	2.90

(1)

Expenses are equal to the Portfolio’s annualized net expense ratio of 0.57%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS RMA U.S. Government Portfolio

	Beginning account value July 1, 2007	Ending account value December 31, 2007	Expenses paid during period(1) 07/01/07 to 12/31/07
Actual	$1,000.00	$1,019.80	$3.05
Hypothetical (5% annual return before expenses)	1,000.00	1,022.12	3.05

(1)

Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS RMA Tax-Free Fund Inc.

	Beginning account value July 1, 2007	Ending account value December 31, 2007	Expenses paid during period(1) 07/01/07 to 12/31/07
Actual	$1,000.00	$1,015.30	$2.94
Hypothetical (5% annual return before expenses)	1,000.00	1,022.22	2.95

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

90

UBS RMA

Understanding your funds’ expenses (unaudited) (concluded)

UBS RMA California Municipal Money Fund

	Beginning account value July 1, 2007	Ending account value December 31, 2007	Expenses paid during period(1) 07/01/07 to 12/31/07
Actual	$1,000.00	$1,014.70	$3.04
Hypothetical (5% annual return before expenses)	1,000.00	1,022.12	3.05

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS RMA New York Municipal Money Fund

	Beginning account value July 1, 2007	Ending account value December 31, 2007	Expenses paid during period(1) 07/01/07 to 12/31/07
Actual	$1,000.00	$1,014.80	$3.24
Hypothetical (5% annual return before expenses)	1,000.00	1,021.92	3.25

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.64%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

UBS RMA New Jersey Municipal Money Fund

	Beginning account value July 1, 2007	Ending account value December 31, 2007	Expenses paid during period(1) 07/01/07 to 12/31/07
Actual	$1,000.00	$1,013.90	$3.64
Hypothetical (5% annual return before expenses)	1,000.00	1,021.52	3.66

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.72%, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

91

UBS RMA

Statement of operations

	For the six months ended December 31, 2007 (unaudited)
	Money Market Portfolio	U.S. Government Portfolio
Investment income:
Interest	$360,150,576	$29,559,245
Securities lending income (includes $245,530; $0; $0; $0; $0; $0, respectively, earned from an affiliated entity)	959,220	140,297
	361,109,796	29,699,542

Expenses:
Investment advisory and administration fees	35,248,586	2,793,633
Service fees	8,812,147	833,855
Transfer agency and related services fees	3,409,011	147,188
Custody and accounting fees	986,960	93,392
Insurance expense	242,892	19,642
Reports and notices to shareholders	206,046	8,762
Federal and state registration fees	189,074	38,357
Directors’/Trustees’ fees	72,044	11,522
Professional fees	58,984	56,269
Interest expense	—	—
Other expenses	32,814	6,221
	49,258,558	4,008,841
Less: Fee waivers by investment advisor and administrator	(8,964,686)	—
Net expenses	40,293,872	4,008,841
Net investment income	320,815,924	25,690,701
Net realized gains from investment activities	701,237	183,210
Net increase in net assets resulting from operations	$321,517,161	$25,873,911

See accompanying notes to financial statements

92

	For the six months ended December 31, 2007 (unaudited)
Tax-Free Fund	California Municipal Money Fund	New York Municipal Money Fund	New Jersey Municipal Money Fund

$100,986,517	$22,949,296	$16,970,566	$3,724,636
—	—	—	—
100,986,517	22,949,296	16,970,566	3,724,636

11,037,140	2,757,372	2,111,267	485,371
3,518,133	821,264	596,922	129,434
957,083	170,675	148,117	47,893
394,031	91,982	66,855	15,101
84,848	20,401	13,545	3,349
49,011	10,896	9,116	4,015
146,251	17,338	17,403	19,859
30,334	12,401	10,327	7,467
63,419	57,784	57,595	62,338
11,607	—	—	—
29,142	6,697	5,620	4,851
16,320,999	3,966,810	3,036,767	779,678
—	—	—	—
16,320,999	3,966,810	3,036,767	779,678
84,665,518	18,982,486	13,933,799	2,944,958
250,049	60,525	8,232	10,646
$84,915,567	$19,043,011	$13,942,031	$2,955,604

93

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2007 (unaudited)	For the year ended June 30, 2007
UBS RMA Money Market Portfolio
From operations:
Net investment income	$320,815,924	$591,821,888
Net realized gains from investment activities	701,237	476,854
Net increase in net assets resulting from operations	321,517,161	592,298,742

Dividends to shareholders from:
Net investment income	(320,815,924)	(591,821,888)
Net increase in net assets from capital share transactions	2,888,625,928	2,510,236,899
Net increase in net assets	2,889,327,165	2,510,713,753

Net assets:
Beginning of period	13,138,665,784	10,627,952,031
End of period	$16,027,992,949	$13,138,665,784
Accumulated undistributed net investment income	$—	$—

UBS RMA U.S. Government Portfolio
From operations:
Net investment income	$25,690,701	$45,437,028
Net realized gains from investment activities	183,210	71,177
Net increase in net assets resulting from operations	25,873,911	45,508,205

Dividends to shareholders from:
Net investment income	(25,690,701)	(45,437,028)
Net increase in net assets from capital share transactions	587,507,875	181,669,807
Net increase in net assets	587,691,085	181,740,984

Net assets:
Beginning of period	1,027,190,904	845,449,920
End of period	$1,614,881,989	$1,027,190,904
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

94

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2007 (unaudited)	For the year ended June 30, 2007
UBS RMA Tax-Free Fund
From operations:
Net investment income	$84,665,518	$135,538,846
Net realized gain (loss) from investment activities	250,049	(15,285)
Net increase in net assets resulting from operations	84,915,567	135,523,561

Dividends to shareholders from:
Net investment income	(84,665,518)	(135,538,846)
Net increase in net assets from capital share transactions	1,419,802,810	1,337,547,818
Net increase in net assets	1,420,052,859	1,337,532,533

Net assets:
Beginning of period	4,902,889,228	3,565,356,695
End of period	$6,322,942,087	$4,902,889,228
Accumulated undistributed net investment income	$—	$—

UBS RMA California Municipal Money Fund
From operations:
Net investment income	$18,982,486	$31,364,664
Net realized gains from investment activities	60,525	1,374
Net increase in net assets resulting from operations	19,043,011	31,366,038

Dividends to shareholders from:
Net investment income	(18,982,486)	(31,364,664)
Net increase in net assets from beneficial interest transactions	240,455,153	287,062,299
Net increase in net assets	240,515,678	287,063,673

Net assets:
Beginning of period	1,228,687,531	941,623,858
End of period	$1,469,203,209	$1,228,687,531
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

95

UBS RMA

Statement of changes in net assets

	For the six months ended December 31, 2007 (unaudited)	For the year ended June 30, 2007
UBS RMA New York Municipal Money Fund
From operations:
Net investment income	$13,933,799	$21,200,494
Net realized gains from investment activities	8,232	1,714
Net increase in net assets resulting from operations	13,942,031	21,202,208

Dividends to shareholders from:
Net investment income	(13,933,799)	(21,200,494)
Net increase in net assets from beneficial interest transactions	248,276,576	219,892,774
Net increase in net assets	248,284,808	219,894,488

Net assets:
Beginning of period	832,590,135	612,695,647
End of period	$1,080,874,943	$832,590,135
Accumulated undistributed net investment income	$—	$—

UBS RMA New Jersey Municipal Money Fund
From operations:
Net investment income	$2,944,958	$4,947,165
Net realized gain from investment activities	10,646	—
Net increase in net assets resulting from operations	2,955,604	4,947,165

Dividends to shareholders from:
Net investment income	(2,944,958)	(4,947,165)
Net increase in net assets from beneficial interest transactions	93,727,557	45,085,845
Net increase in net assets	93,738,203	45,085,845

Net assets:
Beginning of period	179,725,328	134,639,483
End of period	$273,463,531	$179,725,328
Accumulated undistributed net investment income	$—	$—

See accompanying notes to financial statements

96

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97

UBS RMA Money Market Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2007 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.023
Dividends from net investment income	(0.023)
Distributions from net realized gains from investment activities	—
Total dividends and distributions	(0.023)
Net asset value, end of period	$1.00
Total investment return(2)	2.32%
Ratios/supplemental data:
Net assets, end of period (000’s)	$16,027,993
Expenses to average net assets, net of fee waivers by advisor	0.57	%(3)
Expenses to average net assets, before fee waivers by advisor	0.70	%(3)
Net investment income to average net assets	4.55	%(3)

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

(3)	Annualized.
(4)

During the period ended August 1, 2004 through June 30, 2005, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

98

For the years ended June 30,
2007	2006	2005		2004		2003
$1.00	$1.00	$1.00		$1.00		$1.00
0.048	0.037	0.016		0.005		0.010
(0.048)	(0.037)	(0.016)		(0.005)		(0.010)
—	—	(0.000	))(1)	(0.000	)(1)	—
(0.048)	(0.037)	(0.016)		(0.005)		(0.010)
$1.00	$1.00	$1.00		$1.00		$1.00
4.87%	3.71%	1.65%		0.51%		1.02%

$13,138,666	$10,627,952	$10,425,878		$12,434,286		$21,832,875
0.58%	0.58%	0.58	%(4)	0.60%		0.61%
0.71%	0.71%	0.58%		0.60%		0.61%
4.76%	3.66%	1.59%		0.50%		1.02%

99

UBS RMA U.S. Government Portfolio

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2007 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.020
Dividends from net investment income	(0.020)
Net asset value, end of period	$1.00
Total investment return(1)	1.98%
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,614,882
Expenses to average net assets	0.60	%(2)
Net investment income to average net assets	3.85	%(2)

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

(2)	Annualized.

See accompanying notes to financial statements

100

For the years ended June 30,
2007	2006	2005	2004	2003
$1.00	$1.00	$1.00	$1.00	$1.00
0.046	0.034	0.015	0.005	0.010
(0.046)	(0.034)	(0.015)	(0.005)	(0.010)
$1.00	$1.00	$1.00	$1.00	$1.00
4.67%	3.49%	1.50%	0.48%	1.00%

$1,027,191	$845,450	$1,111,698	$1,250,917	$2,510,453
0.63%	0.62%	0.61%	0.58%	0.56%
4.58%	3.38%	1.49%	0.48%	1.00%

101

UBS RMA Tax-Free Fund Inc.

Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

	For the six months ended December 31, 2007 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.015
Dividends from net investment income	(0.015)
Net asset value, end of period	$1.00
Total investment return(1)	1.53%
Ratios/supplemental data:
Net assets, end of period (000’s)	$6,322,942
Expenses to average net assets	0.58	%(2)
Net investment income to average net assets	3.01	%(2)

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(2)	Annualized.

See accompanying notes to financial statements

102

For the years ended June 30,
2007	2006	2005	2004	2003
$1.00	$1.00	$1.00	$1.00	$1.00
0.030	0.024	0.012	0.004	0.007
(0.030)	(0.024)	(0.012)	(0.004)	(0.007)
$1.00	$1.00	$1.00	$1.00	$1.00
3.07%	2.40%	1.23%	0.38%	0.67%

$4,902,889	$3,565,357	$3,406,614	$2,935,936	$3,238,850
0.59%	0.60%	0.59%	0.60%	0.63%
3.03%	2.38%	1.23%	0.38%	0.67%

103

UBS RMA California Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2007 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.015
Dividends from net investment income	(0.015)
Net asset value, end of period	$1.00
Total investment return(1)	1.47%
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,469,203
Expenses to average net assets	0.60	%(2)
Net investment income to average net assets	2.89	%(2)

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(2)	Annualized.

(3)

During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

104

For the years ended June 30,
2007	2006	2005	2004		2003
$1.00	$1.00	$1.00	$1.00		$1.00
0.029	0.023	0.011	0.003		0.006
(0.029)	(0.023)	(0.011)	(0.003)		(0.006)
$1.00	$1.00	$1.00	$1.00		$1.00
2.93%	2.29%	1.15%	0.31%		0.60%

$1,228,688	$941,624	$808,762	$739,133		$767,006
0.62%	0.63%	0.64%	0.65	%(3)	0.66%
2.89%	2.28%	1.16%	0.31%		0.60%

105

UBS RMA New York Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2007 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.015
Dividends from net investment income	(0.015)
Net asset value, end of period	$1.00
Total investment return(1)	1.48%
Ratios/supplemental data:
Net assets, end of period (000’s)	$1,080,875
Expenses to average net assets	0.64	%(2)
Net investment income to average net assets	2.92	%(2)

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(2)	Annualized.
(3)

During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

106

For the years ended June 30,
2007	2006	2005	2004		2003
$1.00	$1.00	$1.00	$1.00		$1.00
0.029	0.023	0.011	0.003		0.006
(0.029)	(0.023)	(0.011)	(0.003)		(0.006)
$1.00	$1.00	$1.00	$1.00		$1.00
2.95%	2.28%	1.13%	0.29%		0.62%

$832,590	$612,696	$596,071	$562,396		$588,851
0.67%	0.67%	0.67%	0.67	%(3)	0.67%
2.92%	2.27%	1.12%	0.29%		0.62%

107

UBS RMA New Jersey Municipal Money Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	For the six months ended December 31, 2007 (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.014
Dividends from net investment income	(0.014)
Net asset value, end of period	$1.00
Total investment return(1)	1.39%
Ratios/supplemental data:
Net assets, end of period (000’s)	$273,464
Expenses to average net assets	0.72	%(2)
Net investment income to average net assets	2.73	%(2)

(1)

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder could pay on Fund distributions.

(2)	Annualized.
(3)

During the year ended June 30, 2004, UBS Financial Services Inc. waived a portion of its advisory and administration fees. The ratio excluding the waiver is the same since the fee waiver represents less than 0.005%.

See accompanying notes to financial statements

108

For the years ended June 30,
2007	2006	2005	2004		2003
$1.00	$1.00	$1.00	$1.00		$1.00
0.028	0.021	0.010	0.002		0.005
(0.028)	(0.021)	(0.010)	(0.002)		(0.005)
$1.00	$1.00	$1.00	$1.00		$1.00
2.85%	2.11%	1.05%	0.16%		0.51%

$179,725	$134,639	$134,174	$137,440		$161,854
0.75%	0.81%	0.79%	0.76	%(3)	0.73%
2.82%	2.10%	1.02%	0.15%		0.50%

109

UBS RMA

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Money Fund Inc. (the “Corporation”) and UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free”) were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund and currently has three portfolios, each of which are diversified series: UBS RMA Money Market Portfolio (“Money Market Portfolio”), UBS RMA U.S. Government Portfolio (“U.S. Government Portfolio”) and UBS Retirement Money Fund. The financial statements of UBS Retirement Money Fund are not included herein.

UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Market Series”) were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS RMA California Municipal Money Fund (“RMA California”) and UBS RMA New York Municipal Money Fund (“RMA New York”). Municipal Money Market Series currently offers one non-diversified series: UBS RMA New Jersey Municipal Money Fund (“RMA New Jersey”, and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York, collectively, the “Funds”).

Each Trust or Corporation accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

110

UBS RMA

Notes to financial statements (unaudited)

The preparation of financial statements in accordance with US generally accepted accounting principles requires the Funds’ management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation and accounting for investments and investment income—Investments are valued at amortized cost, unless the Fund’s Board of Directors/Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Funds is performed in an effort to ensure that amortized cost approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of December 31, 2007, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported on the Statement of operations for a fiscal period.

Repurchase agreements—Each Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. Each Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the

111

UBS RMA

Notes to financial statements (unaudited)

event of default of the obligation to repurchase, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, a Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”). Money Market Portfolio and U.S. Government Portfolio may engage in repurchase agreements as part of normal investing strategies; the other Funds generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from US generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry, country or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state under normal market conditions. Economic changes affecting each state and certain of its public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

112

UBS RMA

Notes to financial statements (unaudited)

Investment advisor and administrator

Each Fund’s Board has approved an investment advisory and administration contract (“Advisory Contract”) for each Fund with UBS Financial Services Inc., an indirect wholly owned subsidiary of UBS AG, under which UBS Financial Services Inc. serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS Financial Services Inc. an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedules:

Average daily net assets	Annual rate
Money Market Portfolio:
All	0.50	%†

†	UBS Financial Services Inc. has agreed to waive portions of its investment advisory and administration fee for the Money Market Portfolio (the “Portfolio”) so that the fee rate is reduced to the following: up to $1.0 billion in average daily net assets—0.50%; in excess of $1.0 billion up to $1.5 billion in average daily net assets—0.44%; and over $1.5 billion in average daily net assets—0.36%. UBS Financial Services Inc. has further agreed to cap the Portfolio’s aggregate management and shareholder services fees (paid pursuant to the Portfolio’s Shareholder Services Plan) so that the total of these does not exceed 0.50% of the Portfolio’s average daily net assets. This cap results in an effective investment advisory and administration fee rate not to exceed 0.375% of the Portfolio’s average daily net assets. (UBS Financial Services Inc. is waiving a portion of its advisory and administration fees to offset the shareholder services fees, and this waiver continues for as long as the Portfolio’s Shareholder Services Plan remains in effect). Accordingly, for the six months ended December 31, 2007, UBS Financial Services Inc. waived $8,964,686 of its investment advisory and administration fees from the Portfolio. At December 31, 2007, UBS Financial Services Inc. owed the Portfolio $1,707,342 for fee waivers under the above agreement.

Average daily net assets	Annual rate
U.S. Government Portfolio, RMA California and RMA New York:
Up to $300 million	0.50%
In excess of $300 million up to $750 million	0.44%
Over $750 million	0.36%

RMA Tax-Free:
Up to $1.0 billion	0.50%
In excess of $1.0 billion up to $1.5 billion	0.44%
Over $1.5 billion	0.36%

RMA New Jersey:
Up to $300 million	0.45%
In excess of $300 million up to $750 million	0.39%
Over $750 million	0.31%

113

UBS RMA

Notes to financial statements (unaudited)

At December 31, 2007, the Funds owed UBS Financial Services Inc. for investment advisory and administration fees as follows:

Money Market Portfolio	$6,642,150
U.S. Government Portfolio	552,166
RMA Tax-Free	2,043,934
RMA California	510,356
RMA New York	380,569
RMA New Jersey	97,132

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to sub-advisory and sub-administration contracts between UBS Financial Services Inc. and UBS Global AM (each a “Sub-Advisory Contract”). In accordance with each Sub-Advisory Contract, UBS Financial Services Inc. (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 0.08% of the respective Fund’s average daily net assets.

Additional information regarding compensation to affiliate of a board member

Effective March 1, 2005, Professor Meyer Feldberg accepted the position of senior advisor to Morgan Stanley, resulting in him becoming an interested board member of the Funds. The Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Fund transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended December 31, 2007, the Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley having aggregate values as follows:

Money Market Portfolio	$7,366,501,824
U.S. Government Portfolio	17,085,000,000
RMA Tax-Free	1,588,801,000
RMA California	487,796,500
RMA New York	231,882,000
RMA New Jersey	44,174,500

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Fund’s

114

UBS RMA

Notes to financial statements (unaudited)

investment advisor or sub-advisor, it is believed that under normal circumstances such compensation represents a small portion of the total value of the transactions.

Shareholder service plans

UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) is the principal underwriter of each Fund’s shares and has appointed UBS Financial Services Inc. as a dealer for the sale of the Funds’ shares. Under the shareholder service plans, Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York pay UBS Global AM (US) a monthly service fee, which is accrued daily and paid monthly at an annual rate of up to 0.15% of average daily net assets, and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets, for providing certain shareholder services. Currently, UBS Global AM (US) is compensated for providing such services at the annual rate of 0.125% of the Fund’s average daily net assets for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12% of the Fund’s average daily net assets. At December 31, 2007, the Funds owed UBS Global AM (US) for such service fees as follows:

Money Market Portfolio	$1,660,537
U.S. Government Portfolio	168,785
RMA Tax-Free	656,762
RMA California	154,267
RMA New York	109,258
RMA New Jersey	25,904

Transfer agency related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from PFPC Inc. (“PFPC”), the Funds’ transfer agent, and was compensated for these services by PFPC, not the Funds.

For the six months ended December 31, 2007, UBS Financial Services Inc. received from PFPC, not the Funds, total transfer agency related services fees as follows:

Money Market Portfolio	$2,066,288
U.S. Government Portfolio	89,555
RMA Tax-Free	640,031
RMA California	109,621
RMA New York	91,321
RMA New Jersey	30,806

115

UBS RMA

Notes to financial statements (unaudited)

Securities lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. Each Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS Financial Services Inc. and other affiliated broker-dealers have been approved as borrowers under the Funds’ securities lending program. UBS Securities LLC is the lending agent for each Fund. For the six months ended December 31, 2007, UBS Securities LLC earned $336,277 and $48,977 in compensation from the Money Market Portfolio and the U.S. Government Portfolio, respectively, as the Funds’ lending agent. At December 31, 2007, the Money Market Portfolio and U.S. Government Portfolio owed UBS Securities LLC $119,454 and $5,765, respectively, in compensation as the Funds’ lending agent. At December 31, 2007, the Money Market Portfolio and U.S. Government Portfolio had securities on loan having a market value of $200,203,875 and $119,251,075, respectively. The U.S. Government Portfolio’s custodian held US Government agency securities having an aggregate value of $123,204,420 as collateral for portfolio securities loaned as follows:

Principal amount (000)		Maturity dates	Interest rates	Value
$29,710	Federal Home Loan Bank	08/22/25	6.000%	$30,298,258
23,650	Federal National Mortgage Association	09/15/09	6.625	25,282,251
35,203	Federal National Mortgage Association	05/12/16	6.070	35,637,051
30,410	Federal National Mortgage Association	06/07/22	5.780	31,986,860
				$123,204,420

RMA Tax-Free, RMA California, RMA New York and RMA New Jersey did not loan any securities during the six months ended December 31, 2007.

Bank line of credit

RMA Tax-Free participates with certain other funds managed, advised or sub-advised by UBS Global AM in a $100 million committed credit facility

116

UBS RMA

Notes to financial statements (unaudited)

with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of shareholders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, RMA Tax-Free has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility. Interest will be charged to RMA Tax-Free at the overnight federal funds rate in effect at the time of borrowings, plus 0.50%. For the six months ended December 31, 2007, RMA Tax-Free had an average daily amount of outstanding borrowing of $5,717,961 for 14 days with a related weighted average annualized interest rate of 5.22%, which resulted in $11,607 of interest expense.

Other liabilities and components of net assets

At December 31, 2007, the Funds had the following liabilities outstanding:

	Dividends payable	Loan Payable	Payable for investments purchased	Payable for cash collateral from securities loaned	Other accrued expenses*
Money Market Portfolio	$14,266,460	—	—	$206,206,251	$1,553,059
U.S. Government Portfolio	1,096,847	—	—	888,290	132,014
RMA Tax-Free	3,883,332	$22,588,744	$93,135,975	—	406,648
RMA California	840,749	—	38,843,235	—	114,297
RMA New York	629,668	—	41,110,978	—	106,946
RMA New Jersey	138,642	—	—	—	67,628

*	Excludes investment advisory and administration, service and securities lending fees.

At December 31, 2007, the components of net assets for each of the Funds were as follows:

	Accumulated paid in capital	Accumulated net realized gain	Total net assets
Money Market Portfolio	$16,026,638,875	$1,354,074	$16,027,992,949
U.S. Government Portfolio	1,614,768,964	113,025	1,614,881,989
RMA Tax-Free	6,322,705,737	236,350	6,322,942,087
RMA California	1,469,118,145	85,064	1,469,203,209
RMA New York	1,080,836,157	38,786	1,080,874,943
RMA New Jersey	273,449,474	14,057	273,463,531

117

UBS RMA

Notes to financial statements (unaudited)

Federal tax status

Each Fund intends to distribute all or substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, the Funds intend not to be subject to a federal excise tax.

The tax character of all distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the six months ended December 31, 2007 and the fiscal year ended June 30, 2007 was ordinary income. The tax character of all distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New York and RMA New Jersey during the six months ended December 31, 2007 and the fiscal year ended June 30, 2007 was tax-exempt income.

The components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending June 30, 2008.

At June 30, 2007, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of any future net realized capital gains. These losses expire as follows:

Fiscal year ending	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free	RMA California	RMA New York	RMA New Jersey
2011	—	—	—	—	—	$30
2012	—	$49,241	—	—	—	—
2013	$1,117,507	34,572	$175	—	$616	253
2014	—	69,517	—	—	—	657
2015	—	—	345	—	—	—
	$1,117,507	$153,330	$520	—	$616	$940

In accordance with US Treasury regulations, RMA Tax-Free has elected to defer realized capital losses of $15,285, arising after October 31, 2006. Such losses are treated for tax purposes as arising on July 1, 2007.

The Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income

118

UBS RMA

Notes to financial statements (unaudited)

Taxes.” The implementation of FIN 48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds.

As of and during the period ended December 31, 2007, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the three year period ended December 31, 2007, remains subject to examination by the Internal Revenue Service and state taxing authorities. The adoption of FIN 48 had no impact on the operations of the Funds for the year ended December 31, 2007.

Capital share transactions

There are 60 billion $0.001 par value shares of common stock authorized for the Money Market Portfolio, 10 billion $0.001 par value shares of common stock authorized for the U.S. Government Portfolio and 20 billion $0.001 par value shares of common stock authorized for RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

For the six months ended December 31, 2007:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	83,665,400,699	6,514,171,051	28,709,611,446
Shares repurchased	(81,081,517,372)	(5,951,155,006)	(27,370,502,163)
Dividends reinvested	304,742,601	24,491,830	80,693,527
Net increase in shares outstanding	2,888,625,928	587,507,875	1,419,802,810

For the year ended June 30, 2007:	Money Market Portfolio	U.S. Government Portfolio	RMA Tax-Free
Shares sold	154,676,730,641	9,531,666,788	47,733,271,766
Shares repurchased	(152,733,375,670)	(9,393,420,823)	(46,526,121,650)
Dividends reinvested	566,881,928	43,423,842	130,397,702
Net increase in shares outstanding	2,510,236,899	181,669,807	1,337,547,818

119

UBS RMA

Notes to financial statements (unaudited)

Beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share were as follows:

For the six months ended December 31, 2007:	RMA California	RMA New York	RMA New Jersey
Shares sold	7,384,664,495	5,188,797,492	1,333,263,370
Shares repurchased	(7,162,342,182)	(4,953,787,558)	(1,242,334,425)
Dividends reinvested	18,132,840	13,266,642	2,798,612
Net increase in shares outstanding	240,455,153	248,276,576	93,727,557

For the year ended June 30, 2007:	RMA California	RMA New York	RMA New Jersey
Shares sold	13,201,265,615	8,986,531,965	2,282,954,970
Shares repurchased	(12,944,336,356)	(8,786,992,178)	(2,242,596,102)
Dividends reinvested	30,133,040	20,352,987	4,726,977
Net increase in shares outstanding	287,062,299	219,892,774	45,085,845

Subsequent event—Reimbursement for postage related charges:

After the close of the fiscal period covered by this report, each Fund was reimbursed by UBS Financial Services Inc. in the amounts indicated below for prior year overcharges for postage related expenses:

Money Market Portfolio	$877,352
U.S. Government Portfolio	29,175
RMA Tax-Free	49,815
RMA California	11,143
RMA New York	9,385
RMA New Jersey	2,454

120

UBS RMA

General information (unaudited)

Quarterly Form N-Q portfolio schedules

The Funds will file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Funds upon request by calling 1-800-647 1568.

Proxy voting policies, procedures and record

You may obtain a description of each Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Fund directly at 1-800-647 1568, online on a Fund’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

121

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited)

Background—At a meeting of the boards of UBS RMA Money Fund, Inc. (“RMA Money Fund”), UBS RMA Tax-Free Fund Inc. (“RMA Tax-Free Fund”), UBS Managed Municipal Trust (“Managed Municipal Trust”) and UBS Municipal Money Market Series (“Municipal Money Trust”) on July 18, 2007, the members of each board, including the board members who are not “interested persons” of RMA Money Fund, RMA Tax-Free Fund Managed Municipal Trust or Municipal Money Trust (“Independent Board Members”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the Investment Advisory and Administration Contracts for the funds as follows: the board of RMA Money Fund approved the continuance of the Investment Advisory and Administration Contract between RMA Money Fund and UBS Financial Services Inc. (“UBS Financial Services”) with respect to each of UBS RMA Money Market Portfolio and UBS RMA U.S. Government Portfolio (each a “Portfolio” and together the “Portfolios”); the board of RMA Tax-Free Fund approved the continuance of the Investment Advisory and Administration Contract between RMA Tax-Free Fund and UBS Financial Services; the board of Managed Municipal Trust approved the continuance of the Investment Advisory and Administration Contract between Managed Municipal Trust and UBS Financial Services with respect to each of UBS RMA California Municipal Money Fund and UBS RMA New York Municipal Money Fund; and the board of Municipal Money Trust approved the continuance of the Investment Advisory and Administration Contract between Municipal Money Trust and UBS Financial Services with respect to UBS RMA New Jersey Municipal Money Fund (UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund, each a “Municipal Fund” and together with the Portfolios and the RMA Tax-Free Fund, each a “Fund” and together the “Funds”). In addition, each board approved the continuation of the Sub-Advisory and Sub-Administration Agreement between UBS Financial Services and UBS Global Asset Management (Americas) Inc. with respect to each Fund it oversees. Although the board members of RMA Money Fund, RMA Tax-Free Fund, Managed Municipal Trust and Municipal Money Trust met together, each board made decisions independently with respect to the Funds overseen by it. In preparing for the meeting, the board members had requested and received information from UBS Financial Services and UBS Global AM to assist them, including performance and expense information for other investment companies with similar investment objectives. Each board received and considered a variety of information about UBS Financial Services and UBS Global AM, as well as the advisory, sub-advisory,

122

Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited) (continued)

administrative, sub-administrative and distribution arrangements for each Fund overseen by it. In addition, one of the Independent Board Members and legal counsel to the Independent Board Members met several times with management and representatives of PricewaterhouseCoopers LLP (“PwC”) to discuss management’s proposed profitability methodology and made suggestions for changes to the methodology. As a result of management’s focus on the profitability methodology and this series of meetings, the Independent Board Members received extensive information on UBS Global AM’s profitability, a report from management on the methodology used and a report from PwC on industry practices with respect to profitability methodology. Each board received materials detailing the administrative and sub-administrative services provided to each Fund overseen by it by UBS Financial Services and UBS Global AM, respectively, which include providing accounting and financial analysis, ensuring that all financial and tax regulatory reporting requirements are met, certifying required Securities and Exchange Commission documentation and monitoring the performance of the Fund’s service providers.

The Independent Board Members also met for several hours the evening before the board meeting to discuss matters related to the Funds and other funds subject to their oversight and met again after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Board Members met in session with their independent legal counsel. The Independent Board Members also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory, administration, distribution and service agreements.

In its consideration of the approval of the Investment Advisory and Administration Contracts and Sub-Advisory and Sub-Administration Contracts, each board considered the following factors:

Nature, extent and quality of the services under the investment advisory and administration contracts and the sub-advisory and sub-administration contracts—Each board received and considered information regarding the nature, extent and quality of management and sub-advisory services provided to each Fund overseen by it by UBS Financial Services under the applicable Investment Advisory and Administration Contract and UBS Global AM under the applicable Sub-Advisory and Sub-

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Board approval of the investment advisory and administration contracts and sub-advisory and sub-administration contracts (unaudited) (continued)

Administration Contract during the past year. Each board also received a description of the administrative and other services rendered to each Fund overseen by it and its shareholders by management, including in particular UBS Financial Services’ oversight of UBS Global AM’s provision of sub-advisory and sub-administration services. Each board noted that information received at regular meetings throughout the year related to the services rendered by UBS Financial Services concerning the management of each Fund’s affairs and UBS Financial Services’ role in overseeing UBS Global AM’s provision of sub-advisory and sub-administrative services to the Funds and management’s role in coordinating providers of other services to the Funds, including custody, accounting and transfer agency services. Each board’s evaluation of the services provided by UBS Financial Services and UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Financial Services’ and UBS Global AM’s investment management, sub-advisory and other capabilities and the quality of management’s administrative, sub-administrative and other services. Each board observed that the scope of services provided by management had expanded over time as a result of regulatory and other developments, including maintaining and monitoring UBS Global AM’s own and the Funds’ expanded compliance programs.

The boards had available to them the qualifications, backgrounds and responsibilities of each Fund’s senior personnel and the persons primarily responsible for the day-to-day portfolio management of each Fund and recognized that many of these persons report to the board regularly and that at each regular meeting the boards receive a detailed report on each Fund’s performance. The boards also considered, based on their knowledge of UBS Financial Services, UBS Global AM and their affiliates, the financial resources available to management and its parent organization, UBS AG. In that regard, the boards received extensive financial information regarding UBS Financial Services and UBS Global AM and noted that they are wholly owned, indirect subsidiaries of one of the largest financial services firms in the world. It was also noted that UBS Global AM, the sub-advisor, had well over $100 billion in assets under management and was part of the UBS Global Asset Management Division, which had over $700 billion of assets under management worldwide as of June 2007. In addition, management reported to the boards on, among other things, its disaster recovery plans and portfolio manager compensation plan.

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Each board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to each Fund overseen by it under its Investment Advisory and Administration Contract and its Sub-Advisory and Sub-Administration Contract.

Advisory fees and expense ratios—For each Fund, its board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by that Fund to UBS Financial Services in light of the nature, extent and quality of the advisory and administrative services provided by UBS Financial Services. Each board also reviewed and considered any fee waiver arrangement implemented and considered the actual fee rate for each Fund overseen by that board (after taking any waivers and reimbursements into account) (the “Actual Management Fee”). Each board also received and considered information comparing the applicable Fund’s Contractual Management Fee, Actual Management Fee and overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of management fees for UBS funds generally, each board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts but, in management’s view, such fee information was not very relevant to the Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Funds are subject and, therefore, were not totally comparable. The boards also received information on fees charged to other funds managed by UBS Financial Services and sub-advisory fees payable to UBS Global AM.

The boards did not receive comparative information from Lipper with respect to the Funds’ sub-advisory and sub-administration fees (together, each a “Sub-Advisory Fee”). The boards noted that the compensation paid to UBS Global AM is paid by UBS Financial Services, not the Funds, and, accordingly, that the retention of UBS Global AM does not increase the fees otherwise incurred by the Funds’ shareholders.

UBS RMA Money Market Portfolio

Management noted to the board that the Portfolio and UBS Financial Services Inc. have entered into a written fee waiver agreement pursuant to which UBS Financial Services Inc. is contractually obligated to waive a portion of its management fees and/or reimburse the Portfolio so that the

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Portfolio’s aggregate management and service fees do not exceed 0.50%, for as long as the shareholder services plan between the Portfolio and UBS Global AM remains in effect.

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee and its total expenses were in the second quintile and its Actual Management Fee was in the third quintile for its Expense Group for the comparison periods utilized in the Lipper report (with the first quintile representing that fifth of the funds in the Expense Group with the lowest level of fees or expenses, as applicable, and the fifth quintile representing that fifth of the funds in the Expense Group with the highest level of fees or expenses, as applicable).

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s Contractual Management Fee and its total expenses were in the third quintile and its Actual Management Fee was in the fourth quintile for its Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that RMA Tax-Free Fund’s Contractual Management Fee was in the fourth quintile and that its Actual Management Fee and total expenses were in the third quintile for its Expense Group for the comparison periods utilized in the Lipper report. Although the board noted that the Contractual Management Fee was in the fourth quintile of the Tax-Free Fund’s Expense Group, the board focused on the Tax-Free Fund’s Actual Management Fee and its total expenses, which were in the third quintile of the Tax-Free Fund’s Expense Group. In addition, management noted to the board that the Tax-Free Fund’s Contractual Management Fee was very close to the Expense Group’s median.

UBS RMA California Municipal Money Fund

The comparative Lipper information showed that this Municipal Fund’s Contractual Management Fee was in the first quintile and its Actual Management Fee and total expenses were in the third quintile for its Expense Group for the comparison periods utilized in the Lipper report.

UBS RMA New York Municipal Money Fund

The comparative Lipper information showed that this Municipal Fund’s Contractual Management Fee was in the second quintile and its Actual

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Management Fee and total expenses were in the fourth quintile for its Expense Group for the comparison periods utilized in the Lipper report. Management also noted that although this Municipal Fund’s total expenses were in the fourth quintile, its total expenses were very close to the Expense Group median.

UBS RMA New Jersey Municipal Money Fund

The comparative Lipper information showed that this Municipal Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the fourth quintile and total expenses were in the fifth quintile for its Expense Group for the comparison periods utilized in the Lipper report. Management explained to the board that although this Municipal Fund’s Contractual Management Fee contained breakpoints, the relatively high level of total expenses was in part the result of the Municipal Fund’s small size, which did not reach the first management fee breakpoint. Management reminded the board that at the July 2006 contract reconsideration meeting it had agreed to reduce its management fee at each breakpoint by 5 basis points effective August 1, 2006. Management noted that this reduction helped bring the Actual Management Fee closer to the Expense Group median; it also noted that the full effect of this reduction may not be reflected in the Lipper data given when the fee reduction became effective.

Taking all of the above into consideration, each board determined that the management fee and Sub-Advisory Fee for each Fund overseen by it were reasonable in light of the nature, extent and quality of the services provided to the applicable Fund under its Investment Advisory and Administration Contract and Sub-Advisory and Sub-Administration Contract.

Fund performance—The board of each Fund received and considered (a) annualized total return information of the each Fund overseen by it compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five-, ten-year and since inception periods ended April 30, 2007 and (b) annualized performance information for each year during the past ten-years of the Fund through April 30, 2007. The boards were provided with a description of the methodology Lipper used to determine the similarity of each Fund with the funds included in its Performance Universe. Each board also noted that it had received information throughout the year at periodic intervals with respect to each Fund’s performance.

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UBS RMA Money Market Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the second quintile for each of the periods shown (with the first quintile representing that fifth of the funds in the Performance Universe with the highest performance and the fifth quintile representing that fifth of the funds in the Performance Universe with the lowest performance). Based on its review, the board concluded that the Portfolio’s investment performance was satisfactory.

UBS RMA U.S. Government Portfolio

The comparative Lipper information showed that the Portfolio’s performance was in the third quintile for the one-, three-and ten-year periods and since inception period and in the second quintile for the five-year period. Based on its review, the board concluded that the Portfolio’s investment performance was satisfactory.

UBS RMA Tax-Free Fund

The comparative Lipper information showed that RMA Tax-Free Fund’s performance was in the second quintile for the one-, three and five-year periods, the third quintile for the ten-year period and the fourth quintile for the since inception period. Based on its review, the board concluded that RMA Tax-Free Fund’s investment performance was satisfactory.

UBS RMA California Municipal Money Fund, UBS RMA New York Municipal Money Fund and UBS RMA New Jersey Municipal Money Fund

For RMA California Municipal Money Fund, the comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the one-, three- and five-year periods and since inception and the fifth quintile for the ten-year period. For RMA New York Municipal Money Fund, the comparative Lipper information showed that the Fund’s performance was in the fourth quintile for the one-, three- and five- year periods and the fifth quintile for the ten-year and since inception periods. For RMA New York Municipal Money Fund, the comparative Lipper information showed that the Fund’s performance for the one-year period was in the fourth quintile and in the fifth quintile for the three-, five- and ten-year and since inception periods.

Management explained that, in comparison with its Performance Universe, each Municipal Fund’s portfolio was generally of higher overall credit quality and contained relatively little exposure to positions subject to the

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alternative minimum tax (“AMT”). In addition, management noted that each Municipal Fund’s portfolio had been maintaining a shorter average weighted maturity than many of its peers. Management explained that the investment management decision to stay heavily weighted at the short end of the yield curve as well as holding more short-term floating rate obligations was based on each Municipal Fund’s portfolio manager’s forecast of future interest rates and a balance between performance, safety and liquidity. These portfolio management decisions resulted in a lower yield over time when compared to each Municipal Fund’s Performance Group. Management also noted that, as California, New York and New Jersey are relatively high tax states, many Performance Group peers that may have a less sensitive (or not as affluent) client base hold significant exposures to AMT investments. Management explained that the yield differentials between AMT investments and non-AMT investments were frequently a leading reason for each Municipal Fund’s lower quintile placement. Based on its review and management’s explanation, the board concluded that each Municipal Fund’s investment performance was satisfactory.

Economies of scale—Each board received and considered information from management regarding whether there have been economies of scale with respect to the management of each Fund, whether each Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Each board considered whether economies of scale in the provision of services to each Fund were being passed along to the shareholders.

Each board noted that each Fund’s Contractual Management Fee, after giving effect to the contractual waivers, contained breakpoints. The relevant boards considered that each Fund’s (with the exception of UBS RMA New Jersey Municipal Money Fund) asset level exceeded the breakpoints, and as a result, each of these Funds and its shareholders realized certain economies of scale because the total expense ratio of each such Fund was lower than if no breakpoints had been in place. Accordingly, each board determined that economies of scale were passed on to shareholders in the form of breakpoints to the management fee for each of these Funds. With respect to UBS RMA New Jersey Municipal Money Fund, the board noted that the Fund had not yet reached the specified asset level at which a breakpoint to its Contractual Management Fee would be triggered, and therefore the Fund’s breakpoints reflected the potential for sharing economies of scale with shareholders if the Fund grows. Each board also noted that each Fund may experience other

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economies of scale as its asset levels fluctuate as certain expenses, such as fees for board members, auditors and legal fees, become a smaller percentage of overall assets if each Fund’s assets increased. Each board also noted that each Fund’s Sub-Advisory Fee did not contain breakpoints but also that, as the Sub-Advisory Fee is paid by UBS Financial Services, not the Funds, separate considerations of economies of scale with respect to the Sub-Advisory Fee were not relevant.

Generally, in light of UBS Financial Services’ profitability data, management fee, and the breakpoints currently in place, each board believed that UBS Financial Services’ sharing of current economies of scale with each Fund it oversees was acceptable.

Other benefits to UBS Global AM—The boards considered other benefits received by UBS Financial Services, UBS Global AM and their affiliates as a result of their relationship with the Funds, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment management, sub-advisory, administrative, sub-administrative and other services to the Funds and UBS Financial Services’ and UBS Global AM’s ongoing commitment to the Funds, the profits and other ancillary benefits that UBS Financial Services and its affiliates received were considered reasonable. In light of all of the foregoing, each board approved the Investment Advisory and Administration Contract and the Sub-Advisory and Sub-Administration Contract for each Fund overseen by it to continue for another year.

In making their decisions, the boards identified no single factor as being determinative in approving the Investment Advisory and Administration Contracts and the Sub-Advisory and Sub-Administration Contracts. Throughout the process, the Independent Board Members were advised by separate independent legal counsel. The boards discussed the proposed continuance of the Investment Advisory and Administration Contracts and the Sub-Advisory and Sub-Administration Contracts in a private session with their independent legal counsel at which no representatives of UBS Financial Services or UBS Global AM were present.

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Board Members

Richard Q. Armstrong Chairman Alan S. Bernikow Richard R. Burt	Meyer Feldberg Bernard H. Garil Heather R. Higgins

Principal Officers

Kai R. Sotorp President Mark F. Kemper Vice President and Secretary Thomas Disbrow Vice President and Treasurer	Michael H. Markowitz Vice President (Taxable Funds) EIbridge T. Gerry III Vice President (Tax-Free Funds)

Investment Advisor and Administrator

UBS Financial Services Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Sub-Advisor and Sub-Administrator

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019-6114

Principal Underwriter

UBS Global Asset Management (US) Inc.

51 West 52nd Street

New York, New York 10019-6114

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©2008 UBS Global Asset Management (Americas) Inc. All rights reserved.

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York 10019

Item 2.	Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3.	Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

(a)	(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Managed Municipal Trust

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: March 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: March 7, 2008

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: March 7, 2008